UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04015

Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Semiannual Report June 30, 2005

EATON VANCE
COMBINED
MONEY
MARKET
FUNDS

Cash Management Fund

Money Market Fund

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Money Market Funds as of June 30, 2005

INVESTMENT UPDATE

Elizabeth S. Kenyon, CFA
Portfolio Manager

Investment Environment

•        The first half of 2005 brought little change to the American economy from 2004, with Gross Domestic Product (GDP) growth continuing at a solid pace of nearly 4%, inflation well contained at just under 3% — despite record high energy prices — and longer-term interest rates declining and remaining at low historical levels.

•        On June 30, 2005, the Federal Reserve increased the Federal Funds target rate by 25 basis points (one quarter of one percentage point) for the ninth consecutive time since June 2004. The benchmark short-term rate, now at 3.25%, is 2.25 percentage points higher than when the current tightening campaign began. In past cycles, as the Fed has moved the rate higher, market forces have pushed intermediate and long yields higher as well. In the current cycle, however, yields on intermediate and long bonds have actually declined.

•        The decline in long-term interest rates, signifying surging demand for U.S. Treasuries, has been fueled to a large degree by foreign countries looking to invest their large cash reserves, as well as inflows from hedge funds. Mortgage rates, which are tied to long-term Treasury yields, have remained low, keeping the housing market strong. As housing prices have risen, many homeowners have refinanced and used some of the money for discretionary spending, helping bolster the economy.

The Cash Management Portfolio

•        At June 30, 2005, Cash Management Portfolio, in which the Funds invest their assets, had approximately 79.8% of its net assets invested in high-quality commercial paper, a highly liquid security in which money market funds commonly invest.† The Portfolio also invests in high-quality U.S. Government agency securities.

•        Management continued to maintain a relatively short weighted average maturity in the Portfolio to provide flexibility for interest rate increases, enabling it to reinvest more quickly and helping to increase each Fund’s income stream. While this strategy was beneficial during the period, as short-term rates continued to rise, maintaining an appropriate weighted average maturity and capturing higher yields as interest rates rise remains a challenge. During the remainder of 2005, management intends to selectively look for opportunities to increase the Fund’s income by seeking potentially higher yields in the marketplace.

•        During the six months ended June 30, 2005, shareholders of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund received $0.010 and $0.005 per share, respectively, in income dividends.

Asset Allocation**

By net assets

**Asset Allocation information may not be representative of the Portfolio’s current or future investments and may change due to active management.

† An investment in one of the money market funds is neither insured nor guaranteed by the U.S. Government. Although the Funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a Fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance Money Market Funds as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 — June 30, 2005).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Cash Management Fund

	Beginning Account Value (1/1/05)	Ending Account Value (6/30/05)	Expenses Paid During Period* (1/1/05 — 6/30/05)

Actual	$1,000.00	$1,009.50	$4.09

Hypothetical
(5% return per year before expenses)	$1,000.00	$1,020.70	$4.11

* Expenses are equal to the Fund’s annualized expense ratio of 0.82% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. The example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Money Market Fund

	Beginning Account Value (1/1/05)	Ending Account Value (6/30/05)	Expenses Paid During Period* (1/1/05 — 6/30/05)

Actual	$1,000.00	$1,004.60	$9.00

Hypothetical
(5% return per year before expenses)	$1,000.00	1,015.80	$9.05

* Expenses are equal to the Fund’s annualized expense ratio of 1.81% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. The example reflects the expenses of both the Fund and the Portfolio.

3

Eaton Vance Money Market Funds as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of June 30, 2005

	Cash Management Fund	Money Market Fund
Assets
Investment in Cash Management Portfolio, at value	$84,327,827	$55,826,546
Receivable for Fund shares sold	80,348	14,101
Total assets	$84,408,175	$55,840,647
Liabilities
Payable for Fund shares redeemed	$715,043	$607,727
Dividends payable	55,011	9,838
Payable to affiliate for Trustees' fees	326	326
Payable to affiliate for service fees	-	19,340
Accrued expenses	30,045	25,165
Total liabilities	$800,425	$662,396
Net Assets (represented by paid-in-capital)	$83,607,750	$55,178,251
Shares of Beneficial Interest Outstanding
	83,607,750	55,178,251
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6)
(Net assets ÷ shares of beneficial interest outstanding)	$1.00	$1.00

See notes to financial statements

4

Eaton Vance Money Market Funds as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended June 30, 2005

	Cash Management Fund	Money Market Fund
Investment Income
Interest allocated from Portfolio	$1,244,050	$824,687
Expenses allocated from Portfolio	(280,098)	(185,564)
Net investment income from Portfolio	$963,952	$639,123
Expenses
Trustees fees and expenses	$649	$648
Distribution and service fees	-	265,773
Legal and accounting services	9,021	8,617
Printing and postage	3,973	6,335
Custodian fee	8,134	6,565
Transfer and dividend disbursing agent fees	36,200	47,678
Registration fees	34,149	23,553
Miscellaneous	-	905
Total expenses	$92,126	$360,074
Net investment income	$871,826	$279,049
Realized Gain (Loss) from Portfolio
Net realized gain (loss) -
Investment transactions (identified cost basis)	$(96)	$(62)
Net realized loss	$(96)	$(62)
Net increase in net assets from operations	$871,730	$278,987

See notes to financial statements

5

Eaton Vance Money Market Funds as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005

Increase (Decrease) in Net Assets	Cash Management Fund	Money Market Fund
From operations -
Net investment income	$871,826	$279,049
Net realized loss from investment transactions	(96)	(62)
Net increase in net assets from operations	$871,730	$278,987
Distributions to shareholders -
From net investment income	$(871,730)	$(278,987)
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per Share -
Proceeds from sale of shares	$73,351,952	$23,417,507
Net asset value of shares issued to shareholders in payment of distributions declared	555,415	225,038
Cost of shares redeemed	(88,464,674)	(36,349,122)
Net decrease in net assets from Fund share transactions	$(14,557,307)	$(12,706,577)
Net decrease in net assets	$(14,557,307)	$(12,706,577)
Net Assets
At beginning of period	$98,165,057	$67,884,828
At end of period	$83,607,750	$55,178,251

See notes to financial statements

6

Eaton Vance Money Market Funds as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended December 31, 2004

Increase (Decrease) in Net Assets	Cash Management Fund	Money Market Fund
From operations -
Net investment income	$564,647	$35,677
Distributions to shareholders -
From net investment income	$(564,647)	$(35,677)
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per Share -
Proceeds from sale of shares	$125,111,448	$75,535,474
Net asset value of shares issued to shareholders in payment of distributions declared	404,213	28,884
Cost of shares redeemed	(128,714,174)	(107,920,251)
Net decrease in net assets from Fund share transactions	$(3,198,513)	$(32,355,893)
Net decrease in net assets	$(3,198,513)	$(32,355,893)
Net Assets
At beginning of year	$101,363,570	$100,240,721
At end of year	$98,165,057	$67,884,828

See notes to financial statements

7

Eaton Vance Money Market Funds as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Cash Management Fund
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Net asset value - Beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations
Net investment income	$0.010		$0.006	$0.005	$0.010	$0.033	$0.056
Less distributions
From net investment income	$(0.010)		$(0.006)	$(0.005)	$(0.010)	$(0.033)	$(0.056)
Total distributions	$(0.010)		$(0.006)	$(0.005)	$(0.010)	$(0.033)	$(0.056)
Net asset value - End of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return(1)	0.95%		0.60%	0.48%	1.02%	3.46%	5.68%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$83,608		$98,165	$101,364	$111,741	$143,079	$143,362
Ratios (As a percentage of average daily net assets):
Expenses(2)	0.82	%(3)	0.79%	0.68%	0.79%	0.79%	0.76%
Expenses after custodian fee reduction(2)	0.82	%(3)	0.79%	0.68%	0.79%	0.79%	0.76%
Net investment income	1.92	%(3)	0.60%	0.47%	1.02%	3.16%	5.66%

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

(3)  Annualized.

See notes to financial statements

8

Eaton Vance Money Market Funds as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Money Market Fund
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Net asset value - Beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations
Net investment income	$0.005		$0.001	$-	$0.002	$0.024	$0.047
Less distributions
From net investment income	$(0.005)		$(0.001)	$-	$(0.002)	$(0.024)	$(0.047)
Total distributions	$(0.005)		$(0.001)	$-	$(0.002)	$(0.024)	$(0.047)
Net asset value - End of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return(1)	0.46%		0.05%	0.00%	0.19%	2.46%	4.76%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$55,178		$67,885	$100,241	$158,719	$168,555	$122,299
Ratios (As a percentage of average daily net assets):
Net expenses(2)	1.81	%(3)	1.31%	1.17%	1.61%	1.68%	1.67%
Net expenses after custodian fee reduction(2)	1.81	%(3)	1.31%	1.17%	1.61%	1.68%	1.67%
Net investment income	0.93	%(3)	0.04%	0.00%	0.20%	2.25%	4.71%
† The operating expenses of the Fund may reflect an allocation of expenses to the Administrator and a waiver of expenses by the Distributor. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(2)			1.71%	1.66%	1.61%		1.68%
Expenses after custodian fee reduction(2)			1.71%	1.66%	1.61%		1.68%
Net investment income (loss)			(0.35)%	(0.49)%	0.20%		4.70%
Net investment income (loss) per share			$(0.004)	$(0.005)	$0.002		$0.047

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total Return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

(3)  Annualized.

See notes to financial statements

9

Eaton Vance Money Market Funds as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Cash Management Fund (Cash Management Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund, collectively the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects each Fund's proportionate interest in the net assets of the Portfolio (59.1% for Cash Management Fund and 39.1% for Money Market Fund at June 30, 2005). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended June 30, 2005, no credits were used to reduce the Funds' custodian fees.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

H  Other - Investment transactions are accounted for on a trade-date basis.

I  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

10

Eaton Vance Money Market Funds as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 2005, Eaton Vance Management (EVM), its affiliates and its retirement plan owned shares outstanding of the Cash Management Fund aggregating approximately 8%.

4  Transactions with Affiliates

EVM serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2005, EVM earned $3,258 and $3,339 from Cash Management Fund and Money Market Fund, respectively, in sub-transfer agent fees. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Money Market Fund (the Fund) has in effect a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% per annum of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the six months ended June 30, 2005, the distribution fee equivalent to 0.75% (annualized) of the Fund's average daily net assets and amounted to $225,562. At June 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for the Fund was approximately $10,814,000.

The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets. The Trustees implemented the Plan by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers in amounts equal to 0.15% per annum of the Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2005 amounted to $40,211.

Certain officers and Trustees of the Funds are officers of EVD.

6  Contingent Deferred Sales Charge (CDSC)

Shares of the Money Market Fund (other than those acquired as the result of an exchange from another Eaton Vance fund) generally are subject to a CDSC on redemptions of shares made within six years of purchase, at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Shares of Money Market Fund and Cash Management Fund acquired as a result of an exchange from shares of another Eaton Vance Fund are subject to the original CDSC rate, if any, from the date of original purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC assessed on Money Market Fund shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan.

11

Eaton Vance Money Market Funds as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

CDSC received from Money Market Fund shares when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $0 and $165,000 of CDSC paid by shareholders of the Cash Management Fund and Money Market Fund, respectively, for the six months ended June 30, 2005.

7  Investment Transactions

Increases and decreases in the Funds' investment in the Portfolio for the six months ended June 30, 2005 were as follows:

Cash Management Fund
Increases	$73,414,198
Decreases	88,258,467
Money Market Fund
Increases	$23,458,236
Decreases	36,492,518

8  Shareholder Meeting

Each Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

Cash Management Fund

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	42,304,817	175,383
James B. Hawkes	42,269,955	210,245
Samuel L. Hayes, III	42,241,599	238,601
William H. Park	42,269,955	210,245
Ronald A. Pearlman	42,158,931	321,269
Norton H. Reamer	42,234,854	245,355
Lynn A. Stout	42,294,468	185,732
Ralph F. Verni	42,203,199	277,001

Money Market Fund

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	44,089,510	370,249
James B. Hawkes	44,119,837	339,922
Samuel L. Hayes, III	44,119,837	339,922
William H. Park	44,119,837	339,922
Ronald A. Pearlman	44,119,837	339,922
Norton H. Reamer	44,119,837	339,922
Lynn A. Stout	44,119,837	339,922
Ralph F. Verni	44,103,302	356,457

Each nominee was also elected a Trustee of the Portfolio in which each Fund invests.

12

Cash Management Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper - 79.8%
Principal Amount (000's omitted)	Security	Value
Automotive - 4.9%
$3,000	American Honda Finance, 3.04%, 7/7/05	$2,998,480
4,000	Toyota Motor Credit Co., 3.26%, 7/28/05	3,990,220
		$6,988,700
Banking and Finance - 40.3%
$3,000	American Express International, 3.33%, 7/11/05	$2,997,433
4,000	American General Finance Corp., 3.11%, 7/14/05	3,995,508
5,000	Barclays US Funding, LLC, 3.13%, 7/11/05	4,995,653
1,878	Barclays US Funding, LLC, 3.17%, 7/20/05	1,874,858
2,852	Barton Capital Corp., 3.14%, 7/13/05(1)	2,849,015
2,870	CAFCO, LLC, 3.27%, 8/2/05(1)	2,861,658
4,097	Caterpillar Financial Service Corp., 3.10%, 7/12/05	4,093,119
2,000	CIESCO, LLC, 3.09%, 7/18/05(1)	1,997,082
2,024	CIESCO, LLC, 3.18%, 7/22/05(1)	2,020,246
1,449	CRC Funding, LLC, 3.15%, 7/15/05(1)	1,447,225
1,500	CRC Funding, LLC, 3.20%, 7/6/05(1)	1,499,333
4,165	HSBC Finance Corp., 3.18%, 7/8/05	4,162,425
4,500	Kittyhawk Funding, 3.09%, 7/19/05(1)	4,493,047
1,446	National Rural Utilities, 3.16%, 7/18/05	1,443,842
2,200	Old Line Funding Corp., 3.06%, 7/8/05(1)	2,198,691
797	Old Line Funding Corp., 3.07%, 7/7/05(1)	796,592
2,885	Ranger Funding Co., LLC, 3.18%, 7/15/05(1)	2,881,432
4,000	Societe Generale N.A., 3.25%, 8/3/05	3,988,083
2,622	USAA Capital Corp., 3.06%, 7/1/05	2,622,000
1,463	USAA Capital Corp., 3.24%, 7/15/05	1,461,157
2,878	Yorktown Capital, LLC, 3.27%, 7/25/05(1)	2,871,726
		$57,550,125
Chemicals - 4.1%
$3,500	Dupont E.I. De Nemours Co., 3.04%, 7/14/05	$3,496,158
2,304	Dupont E.I. De Nemours Co., 3.14%, 7/15/05	2,301,187
		$5,797,345
Cosmetics & Toiletries - 2.8%
$4,000	Procter & Gamble Co., 3.03%, 7/6/05(1)	$3,998,317
		$3,998,317

Principal Amount (000's omitted)	Security	Value
Credit Unions - 3.0%
$2,862	Mid-States Corp. Federal Credit Union, 3.23%, 7/25/05	$2,855,837
1,400	Mid-States Corp. Federal Credit Union, 3.28%, 7/25/05	1,396,939
		$4,252,776
Electrical and Electronic Equipment - 4.8%
$5,000	General Electric Capital Corp., 3.11%, 7/22/05	$4,990,929
1,865	General Electric Capital Corp., 3.26%, 7/29/05	1,860,271
		$6,851,200
Food and Beverages - 1.4%
$2,000	Unilever Capital Corp., 3.08%, 7/1/05(1)	$2,000,000
		$2,000,000
Insurance - 9.3%
$2,176	MetLife Funding Inc., 3.27%, 7/27/05	$2,170,861
2,145	MetLife Funding Inc., 3.30%, 8/23/05	2,134,579
4,619	New York Life Capital Corp., 3.02%, 7/5/05(1)	4,617,450
2,304	New York Life Capital Corp., 3.19%, 7/20/05(1)	2,300,121
2,042	Prudential Funding, LLC, 3.07%, 7/13/05	2,039,910
		$13,262,921
Optical Supplies - 3.1%
$4,476	Alcon Capital Corp., 3.02%, 7/1/05(1)	$4,476,000
		$4,476,000
Pharmaceuticals - 1.7%
$2,379	Novartis Finance Corp., 3.32%, 7/1/05(1)	$2,379,000
		$2,379,000
Printing and Publishing - 4.4%
$1,764	McGraw-Hill, Inc., 3.00%, 7/7/05	$1,763,118
4,518	McGraw-Hill, Inc., 3.03%, 7/7/05	4,515,718
		$6,278,836
Total Commercial Paper (amortized cost $113,835,220)		$113,835,220

See notes to financial statements

13

Cash Management Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

U.S. Government Agency Obligations - 18.8%
Principal Amount (000's omitted)	Security	Value
$2,000	FHLB Discount Notes, 3.04%, 7/8/05	$1,998,818
2,900	FHLMC Discount Notes, 3.00%, 7/12/05	2,897,342
2,800	FHLMC Discount Notes, 3.01%, 7/12/05	2,797,425
3,000	FHLMC Discount Notes, 3.04%, 7/18/05	2,995,693
3,000	FHLMC Discount Notes, 3.25%, 8/16/05	2,987,542
1,500	FNMA Discount Notes, 3.00%, 7/6/05	1,499,375
2,412	FNMA Discount Notes, 3.04%, 7/13/05	2,409,556
3,800	FNMA Discount Notes, 3.04%, 7/20/05	3,793,903
2,475	FNMA Discount Notes, 2.81%, 7/27/05	2,469,977
3,000	FNMA Discount Notes, 3.37%, 10/3/05	2,973,602
Total U.S. Government Agency Obligations (amortized cost, $26,823,233)		$26,823,233
Short-Term Investments - 1.4%
Principal Amount (000's omitted)	Security	Value
$2,000	Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 100.0% (amortized cost $142,658,453)(2)		$142,658,453
Other Assets, Less Liabilities - (0.0)%		$(50,283)
Net Assets - 100.0%		$142,608,170

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

Securities issued by Fannie Mae, Freddie Mac or Federal Home Loan Bank are not issued or guaranteed by the U.S. Government.

(1)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)  Cost for federal income taxes is the same.

See notes to financial statements

14

Cash Management Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at amortized cost	$142,658,453
Cash	844
Interest receivable	189
Total assets	$142,659,486
Liabilities
Payable to affiliate for Trustees' fees	$2,376
Accrued expenses	48,940
Total liabilities	$51,316
Net Assets applicable to investors' interest in Portfolio	$142,608,170
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$142,608,170
Total	$142,608,170

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Interest	$2,105,176
Total investment income	$2,105,176
Expenses
Investment adviser fee	$389,602
Trustees' fees and expenses	4,804
Custodian fee	54,130
Legal and accounting services	19,166
Miscellaneous	6,208
Total expenses	$473,910
Deduct - Reduction of custodian fee	$32
Total expense reductions	$32
Net expenses	$473,878
Net investment income	$1,631,298
Realized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$(160)
Net realized loss	$(160)
Net increase in net assets from operations	$1,631,138

See notes to financial statements

15

Cash Management Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$1,631,298	$1,428,250
Net realized loss from investment transactions	(160)	-
Net increase in net assets from operations	$1,631,138	$1,428,250
Capital transactions - Contributions	$97,444,069	$205,687,872
Withdrawals	(125,354,732)	(246,450,820)
Net decrease in net assets from capital transactions	$(27,910,663)	$(40,762,948)
Net decrease in net assets	$(26,279,525)	$(39,334,698)
Net Assets
At beginning of period	$168,887,695	$208,222,393
At end of period	$142,608,170	$168,887,695

See notes to financial statements

16

Cash Management Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.61	%(1)	0.59%	0.57%	0.58%	0.57%	0.58%
Expenses after custodian fee reduction	0.61	%(1)	0.59%	0.57%	0.58%	0.57%	0.58%
Net investment income	2.11	%(1)	0.78%	0.59%	1.22%	3.33%	5.77%
Total Return(2)	1.56%		0.78%	0.60%	1.22%	3.70%	-

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

17

Cash Management Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on May 1, 1992. The Portfolio's objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2005, the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund held interests of approximately 59.1% and 39.1%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Security Valuation - The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

E  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Other - Investment transactions are accounted for on a trade-date basis.

H  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as

18

Cash Management Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $389,602 for the six months ended June 30, 2005. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

4  Investments

Purchases and sales (including maturities) of investments during the six months ended June 30, 2005, exclusive of U.S. Government and agency securities, aggregated $1,052,703,688 and $1,030,325,154, respectively. Purchases and sales (including maturities) of U.S. Government and agency securities aggregated $125,339,766 and $176,057,000, respectively.

5  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

19

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Cash Management Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of each of the Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund (the "Funds") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and action taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described herein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Special Committee noted the experience of the investment professionals and other personnel who would provide services under the investment advisory agreement. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

20

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that each Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Funds, the Special Committee concluded that, in light of the size of the Funds, the expense ratio of each Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio, including the profit margins of the investment adviser in comparison with available industry data. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also noted both an expense reimbursement by the administrator and a waiver of distribution fees by the distributor for the Money Market Fund. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also concluded that, in light of the size of the Portfolio and the level of profitability to the adviser, the adviser and its affiliates are not realizing material economies of scale that warrant the implementation of breakpoints at this time.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

21

Eaton Vance Money Market Funds

INVESTMENT MANAGEMENT

Eaton Vance Mutual Funds Trust

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Aamer Khan
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Cash Management Portfolio

Officers Elizabeth S. Kenyon President and Portfolio Manager Thomas H. Luster Vice President Kristin S. Anagnost Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

22

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Portfolio Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Mutual Funds Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

131-8/05  MMSRC

Semiannual Report June 30, 2005

EATON VANCE
MUNICIPAL
BOND
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipal Bond Fund as of June 30, 2005

LETTER TO SHAREHOLDERS

Thomas J. Fetter

Vice President and Portfolio Manager

Like all fixed-income markets, the municipal bond market responds to many factors, from changes in interest rates and economic trends to fluctuations in municipal bond issuance. Another key variable is the policy of the Federal Reserve, the nations’s central bank, known popularly as “The Fed.” In this edition of our educational series, we will discuss the Fed and its importance to the nation’s economy and markets.

Founded in the wake of crisis, the Federal Reserve plays a vital role...

The Federal Reserve System was established by the Federal Reserve Act of 1913 in the wake of a series of financial crises, the most recent of which – the Panic of 1907 – had caused bank failures, a rash of bankruptcies, a dramatic loss of confidence and a severe economic downturn. Congress was determined to create a central bank that provided a vigilant monetary policy, price stability, a more elastic currency and more careful supervision over the nation’s banks.

The Open Market Committee: influencing the money supply and credit conditions...

The Fed has a number of tools at its disposal to adjust monetary policy. Of these, the most commonly used tools are open market operations. The Federal Open Market Committee (FOMC) meets regularly to review inflation, credit conditions and the overall health of the economy. The Fed uses its own research, as well as that of other key economic agencies, to review its various policy options. Treasury, corporate and municipal bond investors alike eagerly await the transcripts of FOMC meetings for a hint of future interest rate trends.

If it deems a change necessary in short-term rates, the Fed will announce an adjustment to its target for the Federal Funds rate – its primary market instrument. To effect that change, the FOMC issues a directive to the trading desk of the Federal Reserve Bank of New York, whose responsibility it is to implement the policy.

Open market operations: The Fed intervenes...

If the Fed sees weakness in the economy and little threat of inflation, it may make outright purchases of Treasury securities – either from the “street” or privately from foreign central banks – thus adding reserves to the banking system. This action tends to lower interest rates, increase loans and stimulate economic activity. In so doing, the Fed is said to be easing monetary policy.

On the other hand, if the Fed sees the economy overheating and inflation looming, it may sell Treasury securities, thus draining reserves from the system. This action tends to raise rates, discourage consumer and business borrowing and dampen economic activity. In this case, the Fed is said to be tightening monetary policy.

While changes in Fed policy primarily affect short-term rates, long-term rates are determined by inflationary expectations. However, the Fed’s actions can have a significant effect on market psychology and, over time, impact market rates across the borrowing spectrum – for homebuyers seeking mortgages, businesses seeking bank loans and municipal bond issuers.

Fed-watching: A continuing pre-occupation of the market...

Interpreting the Federal Reserve’s actions has long been of keen interest to bond market investors. Until the mid-1990s, analysts needed to keep daily tabs on bank reserves and the Fed’s daily open market activity to determine a change in monetary policy. Starting in February 1994, however, the Fed began to indicate specifically its target Federal Funds rate. That marked a significant change, as analysts were now free to focus less on current policy and more on future potential changes in policy.

Throughout its history, the Federal Reserve has contributed to a more stable and safer monetary system. As that history unfolds, investors will surely continue to monitor its activities closely.

Sincerely,

/s/ Thomas J. Fetter
Thomas J. Fetter
Vice President
August 10, 2005

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Municipal Bond Fund as of June 30, 2005

MARKET RECAP

The U.S. economy continued to generate moderate growth during the six months ended June 30, 2005, although surging energy prices and high interest rates were a continuing concern for investors.

Signs of a somewhat weaker economy in the first half of 2005...

The nation’s Gross Domestic Product grew by 3.4% in the second quarter of 2005, according to preliminary Commerce Department figures, following a 3.8% rise in the first quarter. Manufacturing slowed in some areas, especially in durable goods. Consumer spending and a strong housing market remained the twin pillars of growth, although signs of strain were evident in those areas. Consumers were increasingly hard-pressed by soaring oil prices, which translated to higher costs for heating oil and gasoline, as well as lower savings rates.

Meanwhile, the housing sector remained very strong, although analysts expressed concern over real estate speculation. Further concerns centered on heavily mortgaged homeowners whose adjustable-rate loans may be vulnerable to rising interest rates. Capital spending, which started 2005 strongly, weakened as the period progressed as businesses curtailed investment somewhat, very likely in response to higher energy and transportation costs. Purchases of equipment and software were especially weak. The trade gap widened further, aggravated by weak export growth. The slow export market has been especially vexing in light of the prolonged weakness of the dollar.

Job growth was erratic in the first half of 2005...

Job creation increased in 2005, although the rate of job growth varied dramatically from month to month. Many employers indicated some uneasiness with the uncertainty of the economy and the continuing unpredictability of energy costs. In the service sector, health care and business services remained primary sources of new employment.

Municipal bond yields were 104% of Treasury yields

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield. Statistics as of June 30, 2005.

Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

In the goods-producing segment, construction remained strong, while manufacturing continued to suffer from weak export demand.

The Federal Reserve continued to raise short-term interest rates in 2005...

Inflation accelerated somewhat during the period, an increase apparent not only in core energy costs, but also in finished products, a sign that producers are passing their higher energy costs along to consumers. The Federal Reserve hiked short-term interest rates, suggesting it will continue to raise rates to keep the economy from growing too quickly and to keep inflation under control. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on nine occasions, raising that benchmark from 1.00% to 3.25%.

Against this backdrop, the municipal bond market generated solid gains for the period. For the six months ended June 30, 2005, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 2.89%.*

*It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

3

Eaton Vance Municipal Bond Fund as of June 30, 2005

INVESTMENT UPDATE

The Fund

Performance for the Six Months Ended June 30, 2005

•             The Fund’s Class A shares had a total return of 3.41% during the six months ended June 30, 2005.(1) This return was the result of an increase in net asset value (NAV) to $9.87 per share on June 30, 2005 from $9.78 on December 31, 2004, and the reinvestment of $0.240 in dividends.(2)

•             The Fund’s Class B shares had a total return of 3.04% during the six months ended June 30, 2005.(1) This return was the result of an increase in net asset value (NAV) to $9.80 per share on June 30, 2005 from $9.71 on December 31, 2004, and the reinvestment of $0.202 in dividends.(2)

•             The Fund’s Class I shares had a total return of 3.46% during the six months ended June 30, 2005.(1) This return was the result of an increase in net asset value (NAV) to $10.78 per share on June 30, 2005 from $10.69 on December 31, 2004, and the reinvestment of $0.275 in dividends.(2)

•             For comparison, the Lehman Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 2.89% for the six months ended June 30, 2005.(3)

•             Based on the Fund’s most recent dividends and NAVs on June 30, 2005 of $9.87 per share for Class A, $9.80 for Class B and $10.78 for Class I, the Fund’s distribution rates were 4.63%, 3.89% and 4.89%, respectively.(4) The distribution rates of Class A, Class B and Class I are equivalent to taxable rates of 7.12%, 5.98% and 7.52%, respectively.(5)

•             The SEC 30-day yields for Class A, B and I shares at June 30, 2005 were 3.91%, 3.36% and 4.36%, respectively.(6) The SEC 30-day yields of Class A, Class B and Class I are equivalent to taxable yields of 6.02%, 5.17% and 6.71%, respectively.(5)

See page 5 for more performance information

Thomas J. Fetter
Portfolio Manager

Management Discussion

•             The U.S. economy moderated somewhat in the first half of 2005, as consumers faced the pinch of significantly higher energy costs. While home construction remained strong nationally and a major engine of growth, a weak export climate continued to plague the manufacturing sector. The nation’s jobless rate nonetheless fell to 5.0% in June 2005, down from 5.6% a year ago.

•             Insured* general obligations were the Fund’s largest sector weighting at June 30, 2005, represented predominantly by state bonds and large city school district issuers. Management focused on areas with a relatively broad local economic base, stable property tax revenues and manageable foreseeable borrowing needs.

•             Special tax revenue bonds constituted another large investment sector. These high-quality bonds were issued to finance improvements for a wide variety of public facilities. These bonds are backed by a variety of special taxes, including sales taxes and cigarette taxes, approved for the projects.

•             Escrowed/prerefunded bonds were among the Fund’s largest sector weightings. Escrowed bonds are those that have been refinanced by municipal issuers, just as a homeowner refinances a mortgage. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality.

•             Hospital bonds were significant investments for the Fund. In a competitive industry climate, management remained very selective, focusing on institutions that it believes have sound management, lean cost structures and good market share.

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. Class I shares are offered to certain investors at net asset value. If sales charges were deducted, returns would be lower.

(2) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state income tax. Income may be subject to state and local taxes.

(3) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent rates assume maximum 35.0% federal income tax rate. A lower rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

4

Eaton Vance Municipal Bond Fund as of June 30, 2005

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class I

Average Annual Total Returns (at net asset value)
One Year	9.23%	8.66%	9.48%
Five Years	7.85	7.09	8.11
Ten Years	N.A.	N.A.	6.90
Life of Fund†	5.44	4.54	7.30

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	4.09%	3.66%	9.48%
Five Years	6.80	6.79	8.11
Ten Years	N.A.	N.A.	6.90
Life of Fund†	4.75	4.54	7.30

†Inception dates: Class A: 1/6/98; Class B: 1/14/98; Class 1: 3/16/78

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. Class I shares are offered to certain investors at net asset value. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Rating Distribution(2)

By total investments

(2) Reflects the Fund’s total investments as of June 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

5

Eaton Vance Municipal Bond Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 – June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Municipal Bond Fund

	Beginning Account Value (1/1/05)	Ending Account Value (6/30/05)	Expenses Paid During Period* (1/1/05 – 6/30/05)

Actual
Class A	$1,000.00	$1,034.10	$4.49
Class B	$1,000.00	$1,030.40	$8.26
Class I	$1,000.00	$1,034.60	$3.23

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.46
Class B	$1,000.00	$1,016.70	$8.20
Class I	$1,000.00	$1,021.60	$3.21

* Expenses are equal to the Fund’s annualized expense ratio of 0.89% for Class A shares, 1.64% for Class B shares and 0.64% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004.

6

Eaton Vance Municipal Bond Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.2%
Principal Amount (000's omitted)	Security	Value
Education - 2.1%
$1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$1,562,825
2,500	Massachusetts HEFA, (Harvard University), 5.125%, 7/15/37	2,657,350
1,750	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 7.42%, 10/1/29(1)(2)	1,889,737
		$6,109,912
Electric Utilities - 5.5%
$500	Connecticut Development Authority, (Connecticut Light and Power), Variable Rate, 9.101%, 9/1/28(1)(2)	$585,580
500	Connecticut Development Authority, (Western Mass Electric), Variable Rate, 9.101%, 9/1/28(1)(2)	585,580
2,100	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	2,136,687
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,559,000
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,178,580
4,435	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	4,486,801
		$15,532,228
Escrowed / Prerefunded - 9.2%
$14,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	$6,431,180
10,000	Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	6,035,200
1,515	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	1,586,311
1,000	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,131,040
5,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20(3)	6,118,145
2,500	San Joaquin Hills Transportation Corridor Agency, CA, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	1,833,500
6,000	Savannah, GA, EDA, Escrowed to Maturity, 0.00%, 12/1/21	2,880,180
		$26,015,556
General Obligations - 4.9%
$2,600	California, 5.25%, 4/1/30	$2,798,952
3,000	California, 5.25%, 2/1/33	3,211,770
2,380	California, 5.50%, 11/1/33	2,655,818

Principal Amount (000's omitted)	Security	Value
General Obligations (continued)
$1,725	New York, NY, Variable Rate, 10.34%, 6/1/28(1)(4)	$2,140,173
3,000	North East, TX, Independent School District, 5.00%, 2/1/30	3,100,950
		$13,907,663
Health Care-Miscellaneous - 2.9%
$3,000	Allegheny County, PA, IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	$3,225,900
210	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	230,116
125	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	136,974
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	109,579
2,230	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	2,217,534
1,873	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	1,862,729
530	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	552,602
		$8,335,434
Hospital - 7.9%
$1,500	California Health Facilities Authority, (Cedars Sinai Medical Center), Variable Rate, 9.774%, 12/1/34(1)(2)	$1,768,665
625	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.00%, 7/1/39	649,131
1,800	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/27	1,885,896
980	Chautauqua County, NY, IDA, (Women's Christian Association), 6.40%, 11/15/29	1,021,523
4,150	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.50%, 7/1/26	4,465,566
3,645	Maryland HEFA, (Johns Hopkins Hospital), 5.00%, 5/15/37	3,889,179
3,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,408,030
1,575	Oneida County, NY, IDA, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,613,241
265	Prince George's County, MD, (Greater Southeast Healthcare System), 6.20%, 1/1/08(5)	26,500

See notes to financial statements

7

Eaton Vance Municipal Bond Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,030	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(5)	$103,000
1,135	Rochester, MN, Health Care Facilities, (Mayo Clinic), Variable Rate, 8.41%, 11/15/27(1)(2)	1,285,024
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	1,114,696
1,000	Sullivan County, TN, Health Educational and Facility Board, (Wellmont Health System), 6.25%, 9/1/22	1,110,500
		$22,340,951
Housing - 2.5%
$1,300	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	$1,287,637
95	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 9.50%, 8/15/05	94,954
2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	2,614,125
1,345	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,257,831
840	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19(5)	652,420
1,170	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	1,123,212
180	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06	150,093
		$7,180,272
Industrial Development Revenue - 2.9%
$200	Florence County, SC, (Stone Container), 7.375%, 2/1/07	$200,806
1,000	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	1,043,930
1,750	New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27(5)	1,663,882
2,500	Nez Perce County, ID, Pollution Control, 7.00%, 12/1/14	2,872,425
2,450	Port Camas-Washougan, WA, (James River), 6.70%, 4/1/23	2,452,425
		$8,233,468
Insured-Education - 7.1%
$10,000	Massachusetts Development Finance Agency, (Boston University), (AMBAC), 5.00%, 10/1/35	$10,716,300
2,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/31	2,425,200
4,870	University of California, (MBIA), 4.75%, 5/15/37	5,035,142
1,750	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	2,061,867
		$20,238,509

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities - 3.3%
$2,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$2,191,640
3,350	Jacksonville Electric Authority, FL, Electric System Revenue, (FSA), 4.75%, 10/1/34	3,404,605
6,500	Long Island Power Authority, NY, Electric System, (FSA), 0.00%, 6/1/25	2,776,605
2,865	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/29	967,138
		$9,339,988
Insured-Escrowed / Prerefunded - 0.7%
$1,500	New Jersey Turnpike Authority, RITES, (MBIA), Prerefunded to 1/1/10, Variable Rate, 11.504%, 1/1/30(1)(4)	$1,973,565
		$1,973,565
Insured-General Obligations - 16.5%
$9,905	California, (AMBAC), 4.25%, 3/1/30	$9,660,346
6,500	California, (AMBAC), 4.50%, 5/1/28	6,555,770
1,320	California, (AMBAC), Variable Rate, 11.994%, 5/1/26(1)(4)	1,713,518
125	California, (FGIC), Variable Rate, 65.929%, 12/1/29(1)(4)(6)	380,462
1,500	California, Residual Certificates, (AMBAC), Variable Rate, 12.275%, 10/1/30(1)(4)	1,907,880
750	California, RITES, (AMBAC), Variable Rate, 9.98%, 2/1/28(1)(4)	1,055,318
6,000	Fairfax, VA, (MBIA), 4.50%, 1/15/36	6,100,080
1,000	Linn County, OR, Community School District, (FGIC), 5.25%, 6/15/26	1,166,070
1,390	Marion County, OR, (AMBAC), 5.50%, 6/1/22	1,649,235
1,000	Massachusetts (AMBAC), 5.50%, 12/1/23	1,190,530
2,340	Merced, CA, Union High School District, (FGIC), 0.00%, 8/1/20	1,217,151
1,865	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30(7)	1,736,017
5,000	Oregon, OH, City School District, (AMBAC), 4.50%, 12/1/32	5,028,900
1,895	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	1,531,406
5,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/15	3,411,000
2,500	Washington, (FGIC), 5.00%, 7/1/25	2,639,650
		$46,943,333

See notes to financial statements

8

Eaton Vance Municipal Bond Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital - 1.1%
$1,260	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 10.685%, 8/15/38(1)(4)	$1,932,160
800	Maryland HEFA, (Medlantic/Helix Issue), (FSA), Variable Rate, 10.685%, 8/15/38(1)(4)	1,226,768
		$3,158,928
Insured-Housing - 0.8%
$2,350	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36	$2,440,851
		$2,440,851
Insured-Lease Revenue / Certificates of Participation - 3.0%
$10,000	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/31	$2,904,900
12,800	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/29	4,135,168
2,500	Saint Louis, MO, IDA, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,379,400
		$8,419,468
Insured-Special Tax Revenue - 0.7%
$4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	$1,877,320
		$1,877,320
Insured-Transportation - 3.5%
$1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,047,380
1,930	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	2,320,188
1,500	South Carolina Transportation Infrastructure, (AMBAC), 5.00%, 10/1/33	1,580,490
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	4,924,100
		$9,872,158
Insured-Water and Sewer - 1.8%
$5,000	Jacksonville Electric Authority, FL, Water and Sewer System, (MBIA), 4.75%, 10/1/30	$5,156,450
		$5,156,450
Nursing Home - 2.3%
$805	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19(8)	$838,536

Principal Amount (000's omitted)	Security	Value
Nursing Home (continued)
$1,100	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	$1,105,896
1,115	Montgomery, PA, IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	1,059,116
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	1,968,080
1,650	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	1,576,163
		$6,547,791
Other Revenue - 7.0%
$1,000	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20	$1,051,970
2,950	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(1)	3,212,226
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	1,659,750
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,241,045
5,000	Golden Tobacco Securitization Corp., CA, Variable Rate, 8.169%, 6/1/33(1)(2)	6,055,650
1,000	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21(1)	1,091,270
1,400	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15(1)	1,466,038
1,000	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	1,022,590
1,500	Tobacco Settlement Financing Corp., NJ, Variable Rate, 11.342%, 6/1/39(1)(2)(6)	1,870,980
1,000	Tobacco Settlement Financing Corp., VA, Variable Rate, 10.484%, 6/1/37(1)(4)	1,085,980
		$19,757,499
Senior Living / Life Care - 3.3%
$695	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	$708,497
1,430	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	1,461,632
850	Bell County, TX, Health Facilities Authority, (Care Institute, Inc. - Texas), 9.00%, 11/1/24	814,164
1,200	Grove City, PA, Area Hospital Authority, (Grove Manor), 6.625%, 8/15/29	1,258,752
1,500	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,394,610
1,500	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	1,523,565
1,470	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33(8)	1,375,979
980	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(9)	732,766
		$9,269,965

See notes to financial statements

9

Eaton Vance Municipal Bond Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue - 9.7%
$2,500	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,530,675
750	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	778,613
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,509,023
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,072,900
2,000	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	2,157,500
1,500	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	1,565,325
860	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	868,333
640	Jurupa, CA, Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	650,342
1,460	Lincoln, CA, Public Financing Authority, (Twelve Bridges), 6.20%, 9/2/25	1,553,382
4,970	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.00%, 7/1/28	5,644,081
25	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	26,929
3,150	New Jersey EDA, (Cigarette Tax), Variable Rate, 8.59%, 6/15/34(1)(2)	3,636,140
1,200	New York City, NY, Transitional Finance Authority, 4.75%, 11/1/23	1,244,088
3,000	Puerto Rico Infrastructure Financing Authority, 5.00%, 7/1/41	3,171,000
1,000	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	1,069,480
		$27,477,811
Transportation - 0.5%
$1,200	Port Authority of New York and New Jersey, 5.375%, 3/1/28	$1,405,764
		$1,405,764

Total Tax-Exempt Investments - 99.2% (identified cost $257,538,148)	$281,534,884
Other Assets, Less Liabilities - 0.8%	$2,353,300
Net Assets - 100%	$283,888,184

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

At June 30, 2005, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	24.7%
Massachusetts	10.2%
Others, representing less than 10% individually	64.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 38.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.1% to 20.2% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $36,862,714 or 13.0% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.

(5)  Defaulted bond.

(6)  Security is subject to a shortfall and forbearance agreement.

(7)  When-issued security.

(8)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(9)  Security is in default and making only partial interest payments.

See notes to financial statements

10

Eaton Vance Municipal Bond Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $257,538,148)	$281,534,884
Cash	447,617
Receivable for investments sold	3,847,605
Receivable for Fund shares sold	1,850,518
Interest receivable	4,048,050
Total assets	$291,728,674
Liabilities
Payable for investments purchased	$3,845,592
Payable for Fund shares redeemed	1,353,305
Dividends payable	454,532
Payable for daily variation margin on open financial futures contracts	403,156
Payable to affiliate for Trustees' fees	2,768
Payable to affiliate for distribution and service fees	94
Payable for when-issued securities	1,706,985
Accrued expenses	74,058
Total liabilities	$7,840,490
Net assets	$283,888,184
Sources of Net Assets
Paid-in capital	$273,161,637
Accumulated net realized loss (computed on the basis of identified cost)	(11,921,855)
Accumulated undistributed net investment income	107,115
Net unrealized appreciation (computed on the basis of identified cost)	22,541,287
Total	$283,888,184
Class A Shares
Net Assets	$156,679,083
Shares Outstanding	15,875,601
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.87
Maximum Offering Price Per Share (100 ÷ 95.25 of $9.87)	$10.36
Class B Shares
Net Assets	$52,756,148
Shares Outstanding	5,381,430
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.80
Class I Shares
Net Assets	$74,452,953
Shares Outstanding	6,903,607
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.78
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Interest	$7,141,947
Total investment income	$7,141,947
Expenses
Investment adviser fee	$597,907
Trustees' fees and expenses	5,583
Distribution and service fees
Class A	162,205
Class B	265,031
Custodian fee	71,609
Transfer and dividend disbursing agent fees	53,887
Legal and accounting services	34,544
Printing and postage	14,786
Registration fees	29,840
Miscellaneous	22,303
Total expenses	$1,257,695
Deduct - Reduction of custodian fee	$21,403
Total expense reductions	$21,403
Net expenses	$1,236,292
Net investment income	$5,905,655
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$2,433,639
Financial futures contracts	(7,857,925)
Net realized loss	$(5,424,286)
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$7,285,848
Financial futures contracts	715,776
Net change in unrealized appreciation (depreciation)	$8,001,624
Net realized and unrealized gain	$2,577,338
Net increase in net assets from operations	$8,482,993

See notes to financial statements

11

Eaton Vance Municipal Bond Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$5,905,655	$12,139,588
Net realized gain (loss) from investment transactions and financial futures contracts	(5,424,286)	(1,606,441)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	8,001,624	(338,319)
Net increase in net assets from operations	$8,482,993	$10,194,828
Distributions to shareholders - From net investment income
Class A	$(3,181,397)	$(5,895,973)
Class B	(1,109,306)	(2,807,643)
Class I	(1,838,096)	(4,379,257)
Total distributions to shareholders	$(6,128,799)	$(13,082,873)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$53,320,896	$39,141,439
Class B	2,360,704	5,439,840
Class I	4,697,220	4,414,958
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,563,161	2,828,502
Class B	642,296	1,655,517
Class I	1,057,433	2,421,356
Cost of shares redeemed Class A	(11,315,975)	(33,475,883)
Class B	(4,557,237)	(12,275,095)
Class I	(3,508,789)	(12,066,481)
Net asset value of shares exchanged Class A	181,841	1,824,339
Class B	(181,841)	(1,824,339)
Net increase (decrease) in net assets from Fund share transactions	$44,259,709	$(1,915,847)
Net increase (decrease) in net assets	$46,613,903	$(4,803,892)

Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
At beginning of period	$237,274,281	$242,078,173
At end of period	$283,888,184	$237,274,281
Accumulated undistributed net investment income included in net assets
At end of period	$107,115	$330,259

See notes to financial statements

12

Eaton Vance Municipal Bond Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)(2)	2000
Net asset value - Beginning of period	$9.780		$9.900	$9.720	$9.340	$9.370	$8.590
Income (loss) from operations
Net investment income	$0.230		$0.515	$0.526	$0.522	$0.497	$0.502
Net realized and unrealized gain (loss)	0.100		(0.081)	0.151	0.347	(0.040)	0.776
Total income from operations	$0.330		$0.434	$0.677	$0.869	$0.457	$1.278
Less distributions
From net investment income	$(0.240)		$(0.554)	$(0.497)	$(0.489)	$(0.487)	$(0.498)
Total distributions	$(0.240)		$(0.554)	$(0.497)	$(0.489)	$(0.487)	$(0.498)
Net asset value - End of period	$9.870		$9.780	$9.900	$9.720	$9.340	$9.370
Total Return(3)	3.41%		4.56%	7.17%	9.51%	4.96%	15.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$156,679		$111,706	$102,526	$85,048	$68,124	$53,271
Ratios (As a percentage of average daily net assets):
Expenses	0.91	%(4)	0.92%	0.89%	0.91%	0.93%	0.97%
Expenses after custodian fee reduction	0.89	%(4)	0.91%	0.89%	0.91%	0.90%	0.96%
Net investment income	4.72	%(4)	5.29%	5.42%	5.47%	5.27%	5.60%
Portfolio Turnover	31%		36%	34%	21%	13%	46%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 5.23% to 5.27%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

See notes to financial statements

13

Eaton Vance Municipal Bond Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)		2003(1)	2002(1)	2001(1)(2)	2000
Net asset value - Beginning of period	$9.710		$9.830		$9.660	$9.280	$9.300	$8.520
Income (loss) from operations
Net investment income	$0.194		$0.439		$0.450	$0.447	$0.433	$0.426
Net realized and unrealized gain (loss)	0.098		(0.081)		0.142	0.348	(0.036)	0.779
Total income from operations	$0.292		$0.358		$0.592	$0.795	$0.397	$1.205
Less distributions
From net investment income	$(0.202)		$(0.478)		$(0.422)	$(0.415)	$(0.417)	$(0.425)
Total distributions	$(0.202)		$(0.478)		$(0.422)	$(0.415)	$(0.417)	$(0.425)
Net asset value - End of period	$9.800		$9.710		$9.830	$9.660	$9.280	$9.300
Total Return(3)	3.04%		3.97	%(4)	6.26%	8.72%	4.36%	14.58%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$52,756		$54,016		$61,793	$57,347	$40,168	$28,222
Ratios (As a percentage of average daily net assets):
Expenses	1.66	%(5)	1.67%		1.64%	1.66%	1.68%	1.71%
Expenses after custodian fee reduction	1.64	%(5)	1.66%		1.64%	1.66%	1.65%	1.70%
Net investment income	4.01	%(5)	4.54%		4.67%	4.71%	4.62%	4.86%
Portfolio Turnover	31%		36%		34%	21%	13%	46%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 4.58% to 4.62%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.21% due to a change in the timing of the reinvestment of distributions.

(5)  Annualized.

See notes to financial statements

14

Eaton Vance Municipal Bond Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)(2)	2000
Net asset value - Beginning of period	$10.690		$10.810	$10.620	$10.200	$10.240	$9.380
Income (loss) from operations
Net investment income	$0.266		$0.589	$0.602	$0.598	$0.570	$0.560
Net realized and unrealized gain (loss)	0.099		(0.079)	0.159	0.383	(0.053)	0.857
Total income from operations	$0.365		$0.510	$0.761	$0.981	$0.517	$1.417
Less distributions
From net investment income	$(0.275)		$(0.630)	$(0.571)	$(0.561)	$(0.557)	$(0.557)
Total distributions	$(0.275)		$(0.630)	$(0.571)	$(0.561)	$(0.557)	$(0.557)
Net asset value - End of period	$10.780		$10.690	$10.810	$10.620	$10.200	$10.240
Total Return(3)	3.46%		4.91%	7.38%	9.84%	5.14%	15.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$74,453		$71,552	$77,759	$82,600	$85,751	$85,656
Ratios (As a percentage of average daily net assets):
Expenses	0.66	%(4)	0.67%	0.64%	0.66%	0.69%	0.77%
Expenses after custodian fee reduction	0.64	%(4)	0.66%	0.64%	0.66%	0.66%	0.76%
Net investment income	5.00	%(4)	5.54%	5.68%	5.73%	5.53%	5.82%
Portfolio Turnover	31%		36%	34%	21%	13%	46%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 5.50% to 5.53%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

See notes to financial statements

15

Eaton Vance Municipal Bond Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but also invests in lower rated obligations. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares generally are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of ($9,241,508) which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 31, 2008 ($2,939,035), December 31, 2010 ($1,640,161), and December 31, 2012 ($4,662,312).

D  Interest Rate Swaps - The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase and sale of securities. Pursuant to these agreements, the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

E  Financial Futures Contracts - Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin

16

Eaton Vance Municipal Bond Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Put Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

G  When-issued and Delayed Delivery Transactions - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

H  Legal Fees - Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

K  Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

M  Other - Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed on the specific identification of the securities sold.

N  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are ordinarily paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of

17

Eaton Vance Municipal Bond Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

additional shares of the same class or, at the election of the shareholder, in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	5,428,023	4,017,657
Issued to shareholders electing to receive payments of distributions in Fund shares	159,171	290,587
Redemptions	(1,152,131)	(3,429,487)
Exchange from Class B shares	18,519	183,642
Net increase	4,453,582	1,062,399
Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	242,023	560,584
Issued to shareholders electing to receive payments of distributions in Fund shares	65,874	170,672
Redemptions	(468,009)	(1,271,736)
Exchange to Class A shares	(18,634)	(184,696)
Net decrease	(178,746)	(725,176)
Class I	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	436,925	414,396
Issued to shareholders electing to receive payments of distributions in Fund shares	98,568	227,731
Redemptions	(327,297)	(1,138,299)
Net increase (decrease)	208,196	(496,172)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at the monthly rate of 0.025% (0.300% per annum) of the average daily net assets and 3.00% of gross income (excluding net realized gains on sales of securities) up to $500 million and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the six months ended June 30, 2005, the fee was equivalent to 0.47% of the Fund's average daily net assets for such period and amounted to $597,907. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended June 30, 2005, EVM earned $4,423 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $34,109 and $476 from the Fund as its portion of the sales charge on sales of Class A and Class I shares, respectively, for the six months ended June 30, 2005.

Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Service Plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated

18

Eaton Vance Municipal Bond Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Class B net assets. The Fund paid or accrued distribution fees of $198,773 for Class B shares to EVD for the six months ended June 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B shares. At June 30, 2005, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,651,000.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and /or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2005 amounted to $162,205 and $66,258 for Class A and Class B shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $0 and $60,000 of CDSC paid by Class A and Class B shareholders, respectively, for the six months ended June 30, 2005.

7  Purchases and Sales of Investments

The Fund invests primarily in debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales of investments, other than short-term obligations, aggregated $114,644,972 and $78,276,789 respectively.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

9  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$257,080,837
Gross unrealized appreciation	$26,118,458
Gross unrealized depreciation	(1,664,411)
Net unrealized appreciation	$24,454,047

10 Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks

19

Eaton Vance Municipal Bond Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2005, is as follows:

Futures Contracts
Expiration Date(s)	Contracts	Aggregate Cost	Value	Position	Net Unrealized Depreciation
9/05	679 U.S Treasury Bond	(79,175,801)	(80,631,250)	Short	$(1,455,449)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

11 Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	22,234,563	190,341
James B. Hawkes	22,249,111	175,793
Samuel L. Hayes, III	22,223,905	200,999
William H. Park	22,250,238	174,666
Ronald A. Pearlman	22,242,856	182,047
Norton H. Reamer	22,225,591	199,313
Lynn A. Stout	22,238,079	186,825
Ralph F. Verni	22,239,179	185,725

20

Eaton Vance Municipal Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance Municipal Bond Fund (the "Fund") and its investment adviser, Eaton Vance Management ("Eaton Vance"), provides that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Fund advisory fees with those of comparable funds;

•  An independent report comparing the Fund's expense ratio to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the investment adviser's municipal bond portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Fund. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that

21

Eaton Vance Municipal Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the profit levels of the investment adviser and its affiliates in providing investment management and administration services for the Fund and for all Eaton Vance funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Fund, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

22

Eaton Vance Municipal Bond Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President and
Portfolio Manager
Aamer Khan
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

23

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Investment Adviser
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Municipal Bond Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

279-8/05  MBSRC

Semiannual Report June 30, 2005

EATON VANCE
TAX FREE
RESERVES

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax Free Reserves as of June 30, 2005

INVESTMENT UPDATE

William H. Ahern

Portfolio Manager

Investment Environment

•             The first half of 2005 brought little change to the American economy from 2004, with Gross Domestic Product (GDP) growth continuing at a solid pace of nearly 4%, inflation well contained at just under 3% — despite record high energy prices — and longer-term interest rates declining and remaining at low historical levels.

•             On June 30, 2005, the Federal Reserve increased the Federal Funds target rate by 25 basis points (one quarter of one percentage point) for the ninth consecutive time since June 2004. The benchmark short-term rate, now at 3.25%, is 2.25 percentage points higher than when the current tightening campaign began. In past cycles, as the Fed has moved the rate higher, market forces have pushed intermediate and long yields higher as well. In the current cycle, however, yields on intermediate and long bonds have actually declined.

•             The decline in long-term interest rates, signifying surging demand for U.S. Treasuries, has been fueled to a large degree by foreign countries looking to invest their large cash reserves, as well as inflows from hedge funds. Mortgage rates, which are tied to long-term Treasury yields, have remained low, keeping the housing market strong. As housing prices have risen, many homeowners have refinanced and used some of the money for discretionary spending, helping bolster the economy.

The Fund

The Past Six Months

•             During the six months ended June 30, 2005, shareholders of Eaton Vance Tax Free Reserves received $0.007 per share in income dividends.(1)

•             Management continued to maintain a relatively short weighted average maturity in the Fund to provide flexibility for interest rate increases, enabling it to reinvest more quickly and helping to increase the Fund’s income stream. While this strategy was beneficial during the period, as short-term interest rates continued to rise, maintaining an appropriate weighted average maturity and capturing higher yields as interest rates rise remains a challenge. During the remainder of 2005, management intends to selectively look for opportunities to increase the Fund’s income by seeking potentially higher yields in the market place.

About Eaton Vance Tax Free Reserves

•             Eaton Vance Tax Free Reserves invests principally in dollar-denominated, high-quality fixed-income securities, including bonds, notes and commercial paper, the interest from which is exempt from regular federal income tax.(1)

•             The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories.(2)

•             Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund investing in high-quality investments, exempt from regular federal income tax,(1) can be a sensible way to earn income, while seeking to preserve capital and maintain liquidity.(2)

(1) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state income tax.

(2) An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund has no sales charge.

Asset Allocation as of June 30, 2005*

by net assets

* Asset Allocation information may not be representative of the Fund’s current or future investments and may change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance Tax Free Reserves as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 — June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax Free Reserves

	Beginning Account Value (1/1/05)	Ending Account Value (6/30/05)	Expenses Paid During Period* (1/1/05 — 6/30/05)
Actual	$1,000.00	$1,007.10	$3.53

Hypothetical
(5% return per year before expenses)	$1,000.00	$1,021.30	$3.56

* Expenses are equal to the Fund’s annualized expense ratio of 0.71% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004.

3

Eaton Vance Tax Free Reserves as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.7%
Principal Amount (000's omitted)	Security	Value
General Obligation Notes / Bonds - 3.5%
$1,000	Northborough-Southborough Regional School District, MA, 3.00%, 10/27/05	$1,001,316
		$1,001,316
Revenue Notes / Bonds - 12.9%
$500	Gainesville, FL, Utilities System Revenue, Series C, 4.00%, 10/1/05	$501,677
400	Orange County, FL, School District, 3.00%, 9/19/05	400,128
1,100	San Antonio, TX, Electric and Gas, (SPA: BNP Paribas), 2.20%, 12/1/05	1,097,948
1,250	Texas, 3.00%, 8/31/05	1,252,981
500	Washington Public Power Supply, WA, Nuclear Project, 5.00%, 7/1/05	500,000
		$3,752,734
Variable Rate Demand Obligations - 82.3%
$700	Allegheny County, PA, Higher Education Building Authority, (Carnegie Mellon University), (SPA: Landesbank Hessen), 2.42%, 12/1/33	$700,000
1,000	Clark County, NV, Airport Revenue, Series C, AMT, (XLCA), (SPA: Bayerische Landesbank), 2.62%, 7/1/29	1,000,000
1,000	Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility, (Playhouse Square Foundation), (LOC: Fifth Third Bank), 2.30%, 11/15/34	1,000,000
1,250	Colorado Educational and Cultural Facility Authority, (YMCA Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 2.30%, 7/1/18	1,250,000
1,500	Connecticut, HEFA, (Bradley Health Care), (LOC: Bank of America), 2.53%, 7/1/29	1,500,000
1,000	Connecticut, HEFA, (University of Hartford), (LOC: Citizens Bank of Rhode Island), 2.28%, 7/1/34	1,000,000
500	East Bay, CA, Municipal Utility District Water System Revenue, (XLCA), (SPA: Dexia Credit Local), 2.51%, 6/1/38	500,000
1,450	Farmington, NM, Pollution Control Revenue, AMT, (Arizona Public Service Co.), (LOC: Barclays Bank PLC), 2.38%, 9/1/24	1,450,000
500	Galveston, TX, Industrial Development Corp., AMT, (Mitchell Industries), (LOC: Bank One Texas N.A.), 2.72%, 9/1/13	500,000
1,245	Illinios, (FSA), (SPA: Wachovia Bank N.A.), 2.62%, 12/1/24	1,245,000
1,000	Illinois Development Finance Authority, Series C, (Provena Health), (MBIA), (SPA: Bank One N.A.), 2.53%, 5/1/28	1,000,000

Principal Amount (000's omitted)	Security	Value
Variable Rate Demand Obligations (continued)
$1,000	Illinois Finance Authority, (Northwestern University), 2.54%, 12/1/34	$1,000,000
1,000	Irvine Ranch, CA, Water District, (LOC: State Street B&T Co.), 2.30%, 1/1/21	1,000,000
525	Metropolitan Government of Nashville and Davidson County, TN, IDR, (Dixie Graphics, Inc.), (LOC: SunTrust Bank), 2.56%, 5/1/09	525,000
1,000	New York, NY, (CIFG), (SPA: DEPFA Bank PLC), 2.30%, 8/15/29	1,000,000
1,000	North Carolina Capital Facility Finance Agency, (Wake Forest University), 2.26%, 1/1/18	1,000,000
400	Ohio Higher Educational Facility Commission, (John Carroll University), (LOC: Allied Irish Bank PLC), 2.32%, 11/15/31	400,000
900	Pasadena, TX, School District, (SPA: Westdeutsche Landsbank), (PSF Guaranteed), 2.28%, 8/15/26	900,000
980	Pennsylvania Turnpike Commission, (Oil Franchise), (AMBAC), (Liq: Salomon Smith Barney), 2.31%, 12/15/15	980,000
520	Port Seattle, WA, AMT, (FGIC), (Liq: Citibank N.A.), 2.36%, 4/1/16	520,000
1,300	South Barrington, IL, (Cook County), (LOC: Harris Trust & Savings Bank), 2.57%, 12/1/27	1,300,000
1,300	University of Pittsburgh of the Commonwealth System of Higher Education, PA, (University of PA), (SPA: BNP Paribas), 2.53%, 9/15/24	1,300,000
1,535	Washington Economic Development Finance Authority, WA, (Pioneer Human Services), (LOC: U.S. Bank of Washington), 2.33%, 9/1/18	1,535,000
1,250	West Memphis, AR, Public Facility Board, AMT, (West Memphis Meadows 98 Apts.), (FHLMC), 2.32%, 12/1/34	1,250,000
		$23,855,000
Total Tax-Exempt Investments - 98.7% (cost $28,609,050)(1)		$28,609,050
Other Assets, Less Liabilities - 1.3%		$379,202
Net Assets - 100.0%		$28,988,252

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FSA - Financial Security Assurance, Inc.

See notes to financial statements

4

Eaton Vance Tax Free Reserves as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

SPA - Standby Bond Purchase Agreement

XLCA - XL Capital Assurance, Inc.

The stated interest rate on variable rate demand obligations represents the rate in effect at June 30, 2005.

At June 30, 2005, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Illinois  15.7%

Texas  12.9%

Pennsylvania  10.3%

Others, representing less than 10% individually  59.8%

At June 30, 2005, the concentration of the Fund's investments in the various industries, determined as a percentage of net assets, is as follows:

General Obligations  27.9%

Education  18.6%

Industrial Development Revenue  13.8%

Others, representing less than 10% individually  38.4%

(1)  Cost for federal income taxes is the same.

See notes to financial statements

5

Eaton Vance Tax Free Reserves as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at amortized cost	$28,609,050
Cash	291,579
Receivable for Fund shares sold	12,731
Interest receivable	143,903
Total assets	$29,057,263
Liabilities
Payable for Fund shares redeemed	$27,510
Dividends payable	27,308
Payable to affiliate for Trustees' fees	326
Accrued expenses	13,867
Total liabilities	$69,011
Net Assets for 29,006,036 shares of beneficial interest outstanding	$28,988,252
Sources of Net Assets
Paid-in capital	$28,989,967
Accumulated net realized loss (computed on the basis of identified cost)	(1,715)
Total	$28,988,252
Shares of Beneficial Interest Outstanding
29,006,036
Net Asset Value, Offering Price and Redemption Price Per Share
($28,988,252 ÷ 29,006,036 shares of beneficial interest outstanding)	$1.00

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Interest	$318,919
Total investment income	$318,919
Expenses
Investment adviser fee	$74,426
Trustees' fees and expenses	648
Custodian fee	17,460
Legal and accounting services	14,324
Registration fees	9,774
Printing and postage	4,793
Transfer and dividend disbursing agent fees	2,728
Miscellaneous	2,973
Total expenses	$127,126
Deduct - Reduction of custodian fee	$17,460
Preliminary waiver of investment adviser fee	4,564
Total expense reductions	$22,024
Net expenses	$105,102
Net investment income	$213,817
Net increase in net assets from operations	$213,817

See notes to financial statements

6

Eaton Vance Tax Free Reserves as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$213,817	$144,059
Net realized loss from investment transactions	-	(127)
Net increase in net assets from operations	$213,817	$143,932
Distributions to shareholders - From net investment income	$(213,817)	$(144,059)
Total distributions to shareholders	$(213,817)	$(144,059)
Transactions in shares of beneficial interest net asset value of $1.00 per share - Proceeds from sale of shares	$38,361,468	$63,791,369
Net asset value of shares issued to shareholders in payment of distributions declared	75,149	51,962
Cost of shares redeemed	(35,042,026)	(67,768,188)
Net increase (decrease) in net assets from Fund share transactions	$3,394,591	$(3,924,857)
Net increase (decrease) in net assets	$3,394,591	$(3,924,984)
Net Assets
At beginning of period	$25,593,661	$29,518,645
At end of period	$28,988,252	$25,593,661

See notes to financial statements

7

Eaton Vance Tax Free Reserves as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Net asset value - Beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations
Net investment income	$0.007		$0.005	$0.004	$0.008	$0.021	$0.036
Less distributions
From net investment income	$(0.007)		$(0.005)	$(0.004)	$(0.008)	$(0.021)	$(0.036)
Total distributions	$(0.007)		$(0.005)	$(0.004)	$(0.008)	$(0.021)	$(0.036)
Net asset value - End of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return(1)	0.71%		0.51%	0.44%	0.81%	2.20%	3.69%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$28,988		$25,594	$29,519	$29,265	$32,355	$45,703
Ratios (As a percentage of average daily net assets):
Net expenses	0.83	%(2)	0.83%	0.77%	0.85%	0.75%	0.55%
Net expenses after custodian fee reduction	0.71	%(2)	0.73%	0.67%	0.74%	0.66%	0.46%
Net investment income	1.45	%(2)	0.50%	0.43%	0.81%	2.18%	3.56%
† The operating expenses of the Fund may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.86	%(2)	0.83%	0.78%		0.79%	0.75%
Expenses after custodian fee reduction	0.74	%(2)	0.73%	0.68%		0.70%	0.66%
Net investment income	1.42	%(2)	0.50%	0.42%		2.13%	3.36%
Net investment income per share	$0.007		$0.005	$0.004		$0.021	$0.034

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(2)  Annualized.

See notes to financial statements

8

Eaton Vance Tax Free Reserves as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's investment objective is to provide as high a rate of income exempt from regular federal income tax as may be consistent with preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Security Valuation - The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Interest Income - Interest income consists of interest accrued, adjusted for amortization of any premium or accretion of any discount, accrued ratably to the date of maturity or call.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $1,715, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2005 ($1,479), on December 31, 2011 ($109), and on December 31, 2012 ($127). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for shareholders.

D  Other - Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

F  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

9

Eaton Vance Tax Free Reserves as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average daily net assets. For the six months ended June 30, 2005, the fee amounted to $74,426. Pursuant to a voluntary fee waiver, EVM waived $4,564 of its investment adviser fee for the six months ended June 30, 2005. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2005, EVM earned $248 in sub-transfer agent fees. Certain officers and Trustees of the Fund are officers of the above organization.

4  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

6  Purchases and Sales of Investments

The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $38,133,202 and $34,855,000, respectively, for the six months ended June 30, 2005.

7  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	20,761,858	0
James B. Hawkes	20,761,858	0
Samuel L. Hayes, III	20,761,858	0
William H. Park	20,761,858	0
Ronald A. Pearlman	20,761,858	0
Norton H. Reamer	20,761,858	0
Lynn A. Stout	20,761,858	0
Ralph F. Verni	20,761,858	0

Results are rounded to the nearest whole number.

10

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance Tax Free Reserves (the "Fund") and its investment adviser, Eaton Vance Management ("Eaton Vance"), provides that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and action taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described herein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Special Committee noted the experience of the investment professionals and other personnel who would provide services under the investment advisory agreement. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund

11

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund, the expense ratio of the Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Fund, including the profit margins of the investment adviser in comparison with available industry data. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. The Special Committee also noted a voluntary advisory fee waiver for the Fund. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also concluded that, in light of the size of the Fund and the level of profitability to the adviser, the adviser and its affiliates are not realizing material economies of scale that warrant the implementation of breakpoints at this time.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structures, is in the interests of shareholders.

12

Eaton Vance Tax Free Reserves

INVESTMENT MANAGEMENT

Eaton Vance Tax Free Reserves

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President and
Portfolio Manager
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Aamer Khan
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Alan R. Dynner
Secretary
James L. O'Connor
Treasurer
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

13

Investment Adviser
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax Free Reserves

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

277-8/05  TRSRC

Semiannual Report June 30, 2005

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.1

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization (the "SEC"): the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

INVESTMENT UPDATE

Duncan W. Richardson
Portfolio Manager

The Fund

Performance for the Past Six Months

•             During the six months ended June 30, 2005, Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) Class A shares had a total return of -1.68%. This return was the result of a decrease in net asset value (NAV) per share to $22.17 on June 30, 2005, from $22.55 on December 31, 2004.(1)

•             The Fund’s Class B shares had a total return of -2.10% during the same period, the result of a decrease in NAV per share to $20.98 on June 30, 2005, from $21.43 on December 31, 2004.(1)

•             The Fund’s Class C shares had a total return of -2.09% during the same period, the result of a decrease in NAV per share to $20.13 on June 30, 2005, from $20.56 on December 31, 2004.(1)

•             The Fund’s Class I shares had a total return of -1.60% during the same period, the result of a decrease in NAV per share to $10.43 on June 30, 2005, from $10.60 on December 31, 2004.(1)

•             The Fund’s Class S shares had a total return of -1.68% during the same period, the result of a decrease in NAV per share to $22.30 on June 30, 2005, from $22.68 on December 31, 2004.(1)

•             For comparison, the S&P 500 Index – a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance – had a total return of -0.81% for the same period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•               Although consumer spending, manufacturing activity and corporate earnings growth remained healthy during the first half of 2005, investor concerns about rising interest rates, a mounting trade deficit and record oil prices hampered stock market performance. Equity market leadership for the first half of 2005 can be characterized as defensive and interest-rate sensitive. Higher-yielding stocks generally outperformed more aggressive stocks, and small- and mid-cap stocks generally outperformed large-cap stocks. Energy, utilities and health care were the strongest performing sectors, while telecommunications and materials were the weakest performing sectors.

•             The Fund invests in Tax-Managed Growth Portfolio (the Portfolio), which invests on a long-term basis in a broadly diversified portfolio of primarily large-cap stocks. During the first half of 2005, its large-cap orientation and growth emphasis were not consistent with a market environment that favored small-and mid-cap stocks and value-style investing. The Portfolio’s de-emphasis of the slower-growth, high-yielding sectors, such as utilities, hurt returns during the period. The Portfolio’s returns were also negatively affected by its overweight of airfreight logistics and machinery investments, and adverse stock selection within food and staples retailing industries.

•             On the positive side, an overweighted position in the energy sector helped Portfolio performance, as investments in oil production, equipment and drilling companies advanced on record oil prices. The Portfolio’s underweight of the information technology and materials sectors was also helpful, as electronic equipment, computers and metal industries declined during the first half of 2005. The Portfolio also benefited from favorable stock selection within the diversified telecom, mortgage-thrifts and consumer service industries during the period.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class I and Class S generally have no sales charge.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C	Class I	Class S
Average Annual Total Returns (at net asset value)
One Year	4.05%	3.24%	3.25%	4.24%	4.21%
Five Years	-1.29%	-2.03%	-2.04%	-0.95%	-1.16%
Life of Fund†	9.15%	8.34%	8.18%	1.16%	1.19%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.93%	-1.76%	2.25%	4.24%	4.21%
Five Years	-2.45%	-2.43%	-2.04%	-0.95%	-1.16%
Life of Fund†	8.46%	8.34%	8.18%	1.16%	1.19%

†Inception Dates – Class A and Class B: 3/28/96; Class C: 8/2/96; Class 1: 7/2/99; Class S: 5/14/99

* Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charge were deducted, the performance would be lower. Class I and Class S generally have no sales charge. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Ten Largest Holdings**

By net assets

General Electric Co.	2.33%
Exxon Mobil Corp.	1.97
Pepsico Inc.	1.85
BP PLC Spons ADR	1.73
American International Group	1.72
Intel Corp.	1.44
Amgen Inc.	1.33
Burlington Resources	1.31
United Parcel Service, Inc.	1.25
Bank of America Corp.	1.22

Common Stock Investments by Sector**

By net assets

** Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management. Ten Largest Holdings represented 16.15% of Portfolio net assets as of June 30, 2005.

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended June 30, 2005)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	4.05%	-1.29%	9.15%
Return After Taxes on Distributions	3.92%	-1.33%	9.12%
Return After Taxes on Distributions and Sale of Fund Shares	2.80%	-1.09%	8.12%

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	-1.93%	-2.45%	8.46%
Return After Taxes on Distributions	-2.05%	-2.49%	8.42%
Return After Taxes on Distributions and Sale of Fund Shares	-1.09%	-2.07%	7.48%

Average Annual Total Returns
(For the periods ended June 30, 2005)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	3.24%	-2.03%	8.34%
Return After Taxes on Distributions	3.23%	-2.03%	8.34%
Return After Taxes on Distributions and Sale of Fund Shares	2.11%	-1.72%	7.38%

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	-1.76%	-2.43%	8.34%
Return After Taxes on Distributions	-1.77%	-2.43%	8.34%
Return After Taxes on Distributions and Sale of Fund Shares	-1.13%	-2.05%	7.38%

Average Annual Total Returns (For the periods ended June 30, 2005)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	3.25%	-2.04%	8.18%
Return After Taxes on Distributions	3.23%	-2.04%	8.18%
Return After Taxes on Distributions and Sale of Fund Shares	2.14%	-1.72%	7.23%

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	2.25%	-2.04%	8.18%
Return After Taxes on Distributions	2.23%	-2.04%	8.18%
Return After Taxes on Distributions and Sale of Fund Shares	1.49%	-1.72%	7.23%

Average Annual Total Returns
(For the periods ended June 30, 2005)

Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	Life of Fund
Return Before Taxes	4.24%	-0.95%	1.16%
Return After Taxes on Distributions	3.90%	-1.03%	1.09%
Return After Taxes on Distributions and Sale of Fund Shares	3.22%	-0.81%	0.99%

Average Annual Total Returns (For the periods ended June 30, 2005)

Returns at Net Asset Value (NAV) (Class S)

	One Year	Five Years	Life of Fund
Return Before Taxes	4.21%	-1.16%	1.19%
Return After Taxes on Distributions	4.08%	-1.20%	1.16%
Return After Taxes on Distributions and Sale of Fund Shares	2.91%	-0.99%	1.02%

Class A and Class B of the Fund commenced investment operations on 3/28/96, Class C commenced operations on 8/2/96, Class I commenced operations on 7/2/99, and Class S commenced operations on 5/14/99. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 – June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(6/30/05)	(1/1/05 – 6/30/05)

Actual
Class A	$1,000.00	$983.20	$4.03
Class B	$1,000.00	$979.00	$7.75
Class C	$1,000.00	$979.10	$7.75
Class I	$1,000.00	$984.00	$2.80
Class S	$1,000.00	$983.20	$3.25

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.11
Class B	$1,000.00	$1,017.00	$7.90
Class C	$1,000.00	$1,017.00	$7.90
Class I	$1,000.00	$1,022.00	$2.86
Class S	$1,000.00	$1,021.50	$3.31

* Expenses are equal to the Fund’s annualized expense ratio of 0.82% for Class A shares, 1.58% for Class B shares, 1.58% for Class C shares, 0.57% for Class I shares, and 0.66% for Class S shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $1,530,144,911)	$3,342,200,085
Receivable for Fund shares sold	241,682
Total assets	$3,342,441,767
Liabilities
Payable for Fund shares redeemed	$7,681,108
Payable to affiliate for distribution and service fees	109,298
Payable to affiliate for Trustees' fees	1,606
Accrued expenses	629,682
Total liabilities	$8,421,694
Net Assets	$3,334,020,073
Sources of Net Assets
Paid-in capital	$2,124,758,292
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(609,593,324)
Accumulated undistributed net investment income	6,799,931
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	1,812,055,174
Total	$3,334,020,073
Class A Shares
Net Assets	$995,082,499
Shares Outstanding	44,894,190
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.17
Maximum Offering Price Per Share (100 ÷ 94.25 of $22.17)	$23.52
Class B Shares
Net Assets	$1,647,987,347
Shares Outstanding	78,541,250
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.98
Class C Shares
Net Assets	$658,952,690
Shares Outstanding	32,741,100
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.13
Class I Shares
Net Assets	$621,226
Shares Outstanding	59,581
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.43
Class S Shares
Net Assets	$31,376,311
Shares Outstanding	1,406,902
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.30
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $504,085)	$30,336,137
Interest allocated from Portfolio	167,900
Expenses allocated from Portfolio	(7,864,128)
Net investment income from Portfolio	$22,639,909
Expenses
Trustees' fees and expenses	$2,248
Distribution and service fees Class A	1,230,920
Class B	8,991,404
Class C	3,439,171
Class S	31,706
Transfer and dividend disbursing agent fees	1,802,911
Printing and postage	165,230
Legal and accounting services	81,521
Registration fees	34,842
Custodian fee	18,893
Miscellaneous	71,538
Total expenses	$15,870,384
Net investment income	$6,769,525
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$8,133,419
Securities sold short	(5,952,948)
Foreign currency transactions	(12,674)
Net realized gain	$2,167,797
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(89,899,817)
Securities sold short	5,163,589
Foreign currency	(25,937)
Net change in unrealized appreciation (depreciation)	$(84,762,165)
Net realized and unrealized loss	$(82,594,368)
Net decrease in net assets from operations	$(75,824,843)

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$6,769,525	$10,284,062
Net realized gain (loss) from investment transactions, securities sold short and foreign currency transactions	2,167,797	(129,118,192)
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	(84,762,165)	435,736,375
Net increase (decrease) in net assets from operations	$(75,824,843)	$316,902,245
Distributions to shareholders - From net investment income Class A	$-	$(8,234,185)
Class B	-	(838,654)
Class C	-	(914,518)
Class I	-	(15,675)
Class S	-	(286,202)
Total distributions to shareholders	$-	$(10,289,234)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$7,626,027	$24,144,109
Class B	6,426,702	19,207,252
Class C	5,934,198	14,965,506
Class I	29,407	63,850
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	-	6,838,508
Class B	-	661,263
Class C	-	666,097
Class I	-	5,655
Class S	-	52,476
Cost of shares redeemed Class A	(117,982,316)	(197,074,531)
Class B	(208,710,157)	(386,649,026)
Class C	(75,856,076)	(149,724,519)
Class I	(103,764)	(86,082)
Class S	(2,218,515)	(3,980,540)
Net asset value of shares exchanged Class A	98,898,092	127,057,392
Class B	(98,898,092)	(127,057,392)
Net decrease in net assets from Fund share transactions	$(384,854,494)	$(670,909,982)
Net decrease in net assets	$(460,679,337)	$(364,296,971)
Net Assets
At beginning of period	$3,794,699,410	$4,158,996,381
At end of period	$3,334,020,073	$3,794,699,410
Accumulated undistributed net investment income included in net assets
At end of period	$6,799,931	$30,406

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Net asset value - Beginning of period	$22.550		$20.800	$16.920	$21.100	$23.440	$22.750
Income (loss) from operations
Net investment income(1)	$0.102		$0.175	$0.120	$0.091	$0.062	$0.083
Net realized and unrealized gain (loss)	(0.482)		1.757	3.836	(4.271)	(2.402)	0.607
Total income (loss) from operations	$(0.380)		$1.932	$3.956	$(4.180)	$(2.340)	$0.690
Less distributions
From net investment income	$-		$(0.182)	$(0.076)	$-	$-	$-
Total distributions	$-		$(0.182)	$(0.076)	$-	$-	$-
Net asset value - End of period	$22.170		$22.550	$20.800	$16.920	$21.100	$23.440
Total Return(2)	(1.68)%		9.30%	23.39%	(19.81)%	(9.98)%	3.03%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$995,082		$1,024,002	$982,531	$958,625	$1,526,735	$1,698,289
Ratios (As a percentage of average daily net assets):
Net expenses(3)	0.82	%(4)	0.80%	0.85%	0.81%	0.79%	0.77%
Net expenses after custodian fee reduction(3)	0.82	%(4)	0.80%	-	-	-	-
Net investment income	0.93	%(4)	0.82%	0.66%	0.48%	0.29%	0.35%
Portfolio Turnover of the Portfolio	0.12%		3%	15%	23%	18%	13%
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(3)	0.82	%(4)	0.80%
Expenses after custodian fee reduction(3)	0.82	%(4)	0.80%
Net investment income	0.93	%(4)	0.82%
Net investment income per share	$0.102		$0.175

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Net asset value - Beginning of period	$21.430		$19.760	$16.130	$20.270	$22.690	$22.190
Income (loss) from operations
Net investment income (loss)(1)	$0.017		$0.012	$(0.016)	$(0.048)	$(0.095)	$(0.092)
Net realized and unrealized gain (loss)	(0.467)		1.667	3.646	(4.092)	(2.325)	0.592
Total income (loss) from operations	$(0.450)		$1.679	$3.630	$(4.140)	$(2.420)	$0.500
Less distributions
From net investment income	$-		$(0.009)	$-	$-	$-	$-
Total distributions	$-		$(0.009)	$-	$-	$-	$-
Net asset value - End of period	$20.980		$21.430	$19.760	$16.130	$20.270	$22.690
Total Return(2)	(2.10)%		8.50%	22.50%	(20.42)%	(10.67)%	2.25%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$1,647,987		$1,991,318	$2,321,779	$2,217,673	$3,381,103	$3,951,916
Ratios (As a percentage of average daily net assets):
Net expenses(3)	1.58	%(4)	1.55%	1.60%	1.56%	1.54%	1.53%
Net expenses after custodian fee reduction(3)	1.58	%(4)	1.55%	-	-	-	-
Net investment income (loss)	0.16	%(4)	0.06%	(0.09)%	(0.27)%	(0.46)%	(0.40)%
Portfolio Turnover of the Portfolio	0.12%		3%	15%	23%	18%	13%
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.58	%(4)	1.55%
Expenses after custodian fee reduction(3)	1.58	%(4)	1.55%
Net investment income	0.16	%(4)	0.06%
Net investment income per share	$0.017		$0.012

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Net asset value - Beginning of period	$20.560		$18.970	$15.490	$19.460	$21.800	$21.320
Income (loss) from operations
Net investment income (loss)(1)	$0.017		$0.013	$(0.015)	$(0.046)	$(0.092)	$(0.091)
Net realized and unrealized gain (loss)	(0.447)		1.602	3.495	(3.924)	(2.248)	0.571
Total income (loss) from operations	$(0.430)		$1.615	$3.480	$(3.970)	$(2.340)	$0.480
Less distributions
From net investment income	$-		$(0.025)	$-	$-	$-	$-
Total distributions	$-		$(0.025)	$-	$-	$-	$-
Net asset value - End of period	$20.130		$20.560	$18.970	$15.490	$19.460	$21.800
Total Return(2)	(2.09)%		8.52%	22.47%	(20.40)%	(10.73)%	2.25%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$658,953		$744,512	$818,715	$787,374	$1,228,899	$1,384,535
Ratios (As a percentage of average daily net assets):
Net expenses(3)	1.58	%(4)	1.55%	1.60%	1.56%	1.54%	1.54%
Net expenses after custodian fee reduction(3)	1.58	%(4)	1.55%	-	-	-	-
Net investment income (loss)	0.17	%(4)	0.07%	(0.09)%	(0.27)%	(0.46)%	(0.41)%
Portfolio Turnover of the Portfolio	0.12%		3%	15%	23%	18%	13%
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.58	%(4)	1.55%
Expenses after custodian fee reduction(3)	1.58	%(4)	1.55%
Net investment income	0.17	%(4)	0.07%
Net investment income per share	$0.017		$0.013

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Net asset value - Beginning of period	$10.600		$9.890	$8.030	$9.990	$11.020	$10.670
Income (loss) from operations
Net investment income(1)	$0.060		$0.109	$0.079	$0.066	$0.055	$0.068
Net realized and unrealized gain (loss)	(0.230)		0.837	1.828	(2.026)	(1.085)	0.282
Total income (loss) from operations	$(0.170)		$0.946	$1.907	$(1.960)	$(1.030)	$0.350
Less distributions
From net investment income	$-		$(0.236)	$(0.047)	$-	$-	$-
Total distributions	$-		$(0.236)	$(0.047)	$-	$-	$-
Net asset value - End of period	$10.430		$10.600	$9.890	$8.030	$9.990	$11.020
Total Return(2)	(1.60)%		9.58%	23.76%	(19.62)%	(9.35)%	3.28%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$621		$709	$679	$575	$720	$438
Ratios (As a percentage of average daily net assets):
Net expenses(3)	0.57	%(4)	0.55%	0.60%	0.56%	0.54%	0.54%
Net expenses after custodian fee reduction(3)	0.57	%(4)	0.55%	-	-	-	-
Net investment income	1.16	%(4)	1.08%	0.91%	0.75%	0.55%	0.61%
Portfolio Turnover of the Portfolio	0.12%		3%	15%	23%	18%	13%
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(3)	0.57	%(4)	0.55%
Expenses after custodian fee reduction(3)	0.57	%(4)	0.55%
Net investment income	1.16	%(4)	1.08%
Net investment income per share	$0.060		$0.109

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class S
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Net asset value - Beginning of period	$22.680		$20.880	$16.970	$21.150	$23.470	$22.750
Income (loss) from operations
Net investment income(1)	$0.120		$0.211	$0.144	$0.111	$0.090	$0.107
Net realized and unrealized gain (loss)	(0.500)		1.779	3.857	(4.291)	(2.410)	0.613
Total income (loss) from operations	$(0.380)		$1.990	$4.001	$(4.180)	$(2.320)	$0.720
Less distributions
From net investment income	$-		$(0.190)	$(0.091)	$-	$-	$-
Total distributions	$-		$(0.190)	$(0.091)	$-	$-	$-
Net asset value - End of period	$22.300		$22.680	$20.880	$16.970	$21.150	$23.470
Total Return(2)	(1.68)%		9.54%	23.58%	(19.76)%	(9.88)%	3.16%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$31,376		$34,158	$35,292	$34,713	$47,802	$56,798
Ratios (As a percentage of average daily net assets):
Net expenses(3)	0.66	%(4)	0.64%	0.71%	0.71%	0.66%	0.67%
Net expenses after custodian fee reduction(3)	0.66	%(4)	0.64%	-	-	-	-
Net investment income	1.09	%(4)	0.99%	0.79%	0.59%	0.42%	0.45%
Portfolio Turnover of the Portfolio	0.12%		3%	15%	23%	18%	13%
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(3)	0.66	%(4)	0.64%
Expenses after custodian fee reduction(3)	0.66	%(4)	0.64%
Net investment income	1.09	%(4)	0.99%
Net investment income per share	$0.120		$0.211

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has five classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class S shares were issued in connection with the acquisition of a private investment company and are exempt from registration under the Securities Act of 1933. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (18.2% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

D  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $219,675,423 which will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2010 ($99,588,672) and December 31, 2009 ($120,086,751).

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as a custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on average daily cash balances the Fund or the Portfolio maintains with IBT. For the six months ended June 30, 2005, there were no credit balances used to reduce the Fund's custodian fee.

F  Other - Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	344,301	1,137,659
Issued to shareholders electing to receive payments of distributions in Fund shares	-	305,284
Redemptions	(5,330,443)	(9,278,071)
Exchanges from Class B shares	4,480,064	6,001,886
Net decrease	(506,078)	(1,833,242)

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	305,935	955,057
Issued to shareholders electing to receive payments of distributions in Fund shares	-	31,060
Redemptions	(9,946,594)	(19,227,239)
Exchanges to Class A shares	(4,724,813)	(6,340,627)
Net decrease	(14,365,472)	(24,581,749)
Class C	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	295,874	773,069
Issued to shareholders electing to receive payments of distributions in Fund shares	-	32,620
Redemptions	(3,769,097)	(7,747,474)
Net decrease	(3,473,223)	(6,941,785)
Class I	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	2,819	6,173
Issued to shareholders electing to receive payments of distributions in Fund shares	-	537
Redemptions	(10,148)	(8,500)
Net decrease	(7,329)	(1,790)
Class S	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Issued to shareholders electing to receive payments of distributions in Fund shares	-	2,330
Redemptions	(99,379)	(185,951)
Net decrease	(99,379)	(183,621)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on actual expenses incurred by EVM for the performance of these services. For the six months ended June 30, 2005, EVM earned $130,211 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $21,993 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2005.

Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5  Distribution and Service Plan

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $6,743,553 and $2,579,378 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2005, the amounts of Uncovered Distribution Charges EVD calculated under the Plan were approximately $46,756,000 and $86,333,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2005 amounted to $1,230,920, $2,247,851, and $859,793 for Class A, Class B, and Class C shares, respectively.

Pursuant to a servicing agreement, the Fund makes service fee payments in the amount of 0.20% (annualized) of the Fund's average daily net assets attributable to Class S shares to EVD, one half of which is paid to a subagent. The Fund paid or accrued service fees to or payable to EVD for the six months ended June 30, 2005 in the amount of $31,706.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) is generally imposed on any redemption of Class B shares made within six years of purchase and on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM, its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC assessed on Class B and Class C shares received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $4,000, $1,178,000 and $10,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $119,064,674 and $517,676,719, respectively, for the six months ended June 30, 2005.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	139,110,348	1,824,120
James B. Hawkes	139,110,451	1,824,017
Samuel L. Hayes, III	139,049,485	1,884,983
William H. Park	139,138,028	1,796,440
Ronald A. Pearlman	139,097,074	1,837,393
Norton H. Reamer	139,074,689	1,859,779
Lynn A. Stout	139,128,936	1,805,532
Ralph F. Verni	139,120,238	1,814,229

Each nominee was also elected a Trustee of the Portfolio.

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 99.3%
Security	Shares	Value
Aerospace & Defense - 3.0%
Boeing Company (The)	796,801	$52,588,866
General Dynamics Corp.	735,000	80,511,900
Honeywell International, Inc.	277,798	10,175,741
Northrop Grumman Corp.	3,489,713	192,806,643
Raytheon Company	340,663	13,326,737
Rockwell Collins, Inc.	109,067	5,200,315
Teledyne Technologies, Inc.(1)	6,117	199,292
United Technologies Corp.	3,658,876	187,883,283
		$542,692,777
Air Freight & Logistics - 2.5%
FedEx Corp.	2,106,578	$170,653,884
Robinson (C.H.) Worldwide, Inc.	1,039,952	60,525,206
United Parcel Service, Inc. Class B	3,324,281	229,907,274
		$461,086,364
Airlines - 0.0%
Southwest Airlines, Inc.	379,642	$5,288,413
		$5,288,413
Auto Components - 0.1%
ArvinMeritor, Inc.	8,000	$142,320
BorgWarner, Inc.	186,738	10,022,228
Dana Corp.	25,000	375,250
Delphi Corp.	5,361	24,929
Johnson Controls, Inc.	234,164	13,190,458
Visteon Corp.	9,828	59,263
		$23,814,448
Automobiles - 0.0%
DaimlerChrysler AG	7,000	$283,570
Ford Motor Co.	85,182	872,264
General Motors Corp.	9,023	306,782
Harley-Davidson, Inc.	140,700	6,978,720
Honda Motor Co. Ltd. ADR	20,000	492,200
		$8,933,536
Beverages - 4.2%
Anheuser-Busch Companies, Inc.	4,401,266	$201,357,919
Brown-Forman Corp. Class A	547,732	35,054,848

Security	Shares	Value
Beverages (continued)
Brown-Forman Corp. Class B	45,820	$2,770,277
Coca-Cola Company (The)	3,550,659	148,240,013
Coca-Cola Enterprises, Inc.	1,756,930	38,670,029
PepsiCo., Inc.	6,274,023	338,358,060
		$764,451,146
Biotechnology - 1.7%
Amgen, Inc.(1)	4,048,249	$244,757,135
Applera Corp. - Celera Genomics Group(1)	26,000	285,220
Biogen Idec, Inc.(1)	11,200	385,840
Genzyme Corp.(1)	564,926	33,946,403
Gilead Sciences, Inc.(1)	115,482	5,080,053
Incyte Corp.(1)	14,294	102,202
Invitrogen Corp.(1)	429,910	35,807,204
Vertex Pharmaceuticals, Inc.(1)	13,000	218,920
		$320,582,977
Building Products - 0.9%
American Standard Companies, Inc.	975,691	$40,900,967
Masco Corp.	4,157,854	132,053,443
Water Pik Technologies, Inc.(1)	2,141	40,786
		$172,995,196
Capital Markets - 3.9%
Affiliated Managers Group(1)	20,520	$1,402,132
Bank of New York Co., Inc. (The)	398,470	11,467,967
Bear Stearns Companies, Inc.	88,001	9,146,824
Credit Suisse Group	155,136	6,082,862
Federated Investors, Inc.	1,666,768	50,019,708
Franklin Resources, Inc.	1,462,116	112,553,690
Goldman Sachs Group, Inc.	948,077	96,722,816
Investors Financial Services Corp.	453,428	17,148,647
Knight Capital Group, Inc.(1)	1,750,000	13,335,000
Legg Mason, Inc.	26,461	2,754,855
Lehman Brothers Holdings, Inc.	96,237	9,554,409
Mellon Financial Corp.	235,337	6,751,819
Merrill Lynch & Co., Inc.	2,041,332	112,293,673
Morgan Stanley	3,744,289	196,462,844
Northern Trust Corp.	429,252	19,569,599
Nuveen Investments Class A	150,000	5,643,000
Piper Jaffray Companies, Inc.(1)	40,992	1,247,387
Price (T. Rowe) Group, Inc.	163,648	10,244,365

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Capital Markets (continued)
Raymond James Financial, Inc.	147,337	$4,162,270
Schwab (Charles) & Co.	857,261	9,669,904
State Street Corp.	132,670	6,401,327
UBS AG	63,392	4,935,067
Waddell & Reed Financial, Inc., Class A	273,635	5,062,247
		$712,632,412
Chemicals - 0.9%
Airgas, Inc.	264,027	$6,513,546
Arch Chemicals, Inc.	4,950	123,552
Ashland, Inc.(1)	116,107	8,344,610
Bayer AG ADR	40,000	1,331,200
Dow Chemical Co. (The)	266,675	11,875,038
DuPont (E.I.) de Nemours & Co.	1,133,572	48,754,932
Ecolab, Inc.	258,423	8,362,568
MacDermid, Inc.	61,937	1,929,957
Monsanto Company	19,181	1,205,909
Olin Corp.	9,900	180,576
PPG Industries, Inc.	23,542	1,477,496
Rohm and Haas Co.	2,601	120,530
RPM, Inc.	70,138	1,280,720
Sigma-Aldrich Corp.	630,897	35,355,468
Solutia, Inc.(1)	20,293	11,871
Valspar Corp.	731,155	35,307,475
		$162,175,448
Commercial Banks - 8.7%
Amegy Bancorp, Inc.	1,255,140	$28,090,033
AmSouth Bancorporation	586,767	15,255,942
Associated Banc-Corp.	1,056,688	35,568,118
Bank of America Corp.	4,884,245	222,770,414
Bank of Hawaii Corp.	69,735	3,539,051
Bank of Montreal	266,320	12,391,870
BB&T Corp.	1,804,226	72,114,913
Canadian Imperial Bank of Commerce	100,000	6,197,000
City National Corp.	184,221	13,210,488
Colonial Bancgroup, Inc. (The)	253,936	5,601,828
Comerica, Inc.	331,589	19,165,844
Commerce Bancshares, Inc.	155,154	7,821,313
Compass Bancshares, Inc.	299,160	13,462,200
Fifth Third Bancorp	1,720,472	70,900,651
First Citizens BancShares, Inc.	30,600	4,423,230
First Financial Bancorp.	47,933	905,934

Security	Shares	Value
Commercial Banks (continued)
First Horizon National Corp.	153,987	$6,498,251
First Midwest Bancorp, Inc.	815,329	28,675,121
Hibernia Corp. Class A	187,345	6,216,107
HSBC Holdings PLC ADR	608,805	48,491,318
Huntington Bancshares, Inc.	630,239	15,213,969
KeyCorp	835,217	27,687,444
M&T Bank Corp.	54,058	5,684,739
Marshall & Ilsley Corp.	629,932	28,000,477
National City Corp.	1,652,359	56,378,489
North Fork Bancorporation, Inc.	1,825,892	51,289,306
PNC Bank Corp.	149,958	8,166,713
Popular, Inc.	1,432	36,072
Regions Financial Corp.	1,883,666	63,818,604
Royal Bank of Canada	353,553	21,906,144
Royal Bank of Scotland Group PLC	50,837	1,531,287
S&T Bancorp, Inc.	100,000	3,610,000
Societe Generale	859,825	87,225,032
SunTrust Banks, Inc.	1,388,437	100,300,689
Synovus Financial Corp.	1,369,351	39,259,293
TCF Financial Corp.	72,500	1,876,300
Trustmark Corp.	205,425	6,010,735
U.S. Bancorp	5,086,973	148,539,612
Valley National Bancorp.	104,601	2,445,571
Wachovia Corp.	2,071,982	102,770,307
Wells Fargo & Co.	2,396,974	147,605,659
Westamerica Bancorporation	268,474	14,178,112
Whitney Holding Corp.	516,858	16,865,060
Zions Bancorporation	231,190	16,999,401
		$1,588,698,641
Commercial Services & Supplies - 1.5%
Allied Waste Industries, Inc.(1)	1,674,390	$13,277,913
Avery Dennison Corp.	1,004,475	53,196,996
Banta Corp.	42,341	1,920,588
Cendant Corp.	784,731	17,554,432
Century Business Services, Inc.(1)	185,000	749,250
Cintas Corp.	1,568,941	60,561,123
Consolidated Graphics, Inc.(1)	70,215	2,862,666
Deluxe Corp.	32,000	1,299,200
Donnelley (R.R.) & Sons Co.	91,260	3,149,383
Equifax, Inc.	80,000	2,856,800
HNI Corp.	1,331,533	68,107,913
Hudson Highland Group, Inc.(1)	10,262	159,985

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Commercial Services & Supplies (continued)
Ikon Office Solutions, Inc.	56,287	$535,289
Imagistics International, Inc.(1)	809	22,652
Manpower, Inc.	2,000	79,560
Miller (Herman), Inc.	541,800	16,709,112
Monster Worldwide, Inc.(1)	68,426	1,962,458
Navigant Consulting, Inc.(1)	273,137	4,823,599
PHH Corp.(1)	27,467	706,451
Pitney Bowes, Inc.	22,857	995,422
School Specialty Corp.(1)	49,197	2,287,660
Steelcase, Inc.	123,000	1,703,550
Waste Management, Inc.	1,014,367	28,747,161
		$284,269,163
Communications Equipment - 1.4%
3Com Corp.(1)	869,674	$3,165,613
ADC Telecommunications, Inc.(1)	41,693	907,656
Alcatel S.A. ADR(1)	43,728	477,072
Avaya, Inc.(1)	56,571	470,671
Ciena Corp.(1)	380,378	794,990
Cisco Systems, Inc.(1)	4,918,086	93,984,623
Comverse Technology, Inc.(1)	340,508	8,053,014
Corning, Inc.(1)	3,636,520	60,438,962
Enterasys Networks, Inc.(1)	98,848	88,963
JDS Uniphase Corp.(1)	52,451	79,726
Lucent Technologies, Inc.(1)	555,464	1,616,400
Motorola, Inc.	1,335,456	24,385,427
Nokia Corp., Class A, ADR	2,042,478	33,986,834
Nortel Networks Corp.(1)	996,447	2,600,727
Qualcomm, Inc.	534,846	17,655,266
Riverstone Networks, Inc.(1)	28,706	17,941
Tellabs, Inc.(1)	110,405	960,523
		$249,684,408
Computers & Peripherals - 2.5%
Dell, Inc.(1)	4,420,850	$174,667,783
EMC Corp.(1)	1,377,291	18,882,660
Gateway, Inc.(1)	86,345	284,938
Hewlett-Packard Co.	913,405	21,474,152
International Business Machines Corp.	1,689,360	125,350,512
Lexmark International, Inc., Class A(1)	1,709,509	110,827,468
McData Corp., Class A(1)	17,982	71,928
Network Appliance, Inc.(1)	488,000	13,795,760

Security	Shares	Value
Computers & Peripherals (continued)
PalmOne, Inc.(1)	64,913	$1,932,460
Sun Microsystems, Inc.(1)	319,180	1,190,541
		$468,478,202
Construction & Engineering - 0.1%
Dycom Industries, Inc.(1)	143,116	$2,835,128
Jacobs Engineering Group, Inc.(1)	162,719	9,154,571
		$11,989,699
Construction Materials - 0.1%
CRH PLC	329,450	$8,666,264
Vulcan Materials Co.	184,512	11,991,435
		$20,657,699
Consumer Finance - 1.1%
American Express Co.	613,160	$32,638,507
Capital One Financial Corp.	1,409,490	112,773,295
MBNA Corp.	496,474	12,987,760
Providian Financial Corp.(1)	457,296	8,062,128
SLM Corp.	905,499	45,999,349
		$212,461,039
Containers & Packaging - 0.1%
Bemis Co.	295,186	$7,834,236
Caraustar Industries, Inc.(1)	167,599	1,759,789
Sealed Air Corp.(1)	37,014	1,842,927
Sonoco Products Co.	148,033	3,922,874
Temple-Inland, Inc.	115,924	4,306,577
		$19,666,403
Department Stores - 0.0%
Neiman Marcus Group, Inc. (The)	6	$580
		$580
Distributors - 0.1%
Genuine Parts Company	314,107	$12,906,657
		$12,906,657
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A(1)	47,312	$3,700,745
Block (H&R), Inc.	787,622	45,957,744

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Diversified Consumer Services (continued)
Laureate Education, Inc.(1)	520,213	$24,897,394
Service Corp. International	142,389	1,141,960
ServiceMaster Co.	1,156,537	15,486,030
Stewart Enterprises, Inc.	114,000	745,560
		$91,929,433
Diversified Financial Services - 1.7%
Citigroup, Inc.	4,109,506	$189,982,462
Finova Group, Inc.(1)	175,587	14,925
ING Groep NV ADR	257,281	7,216,732
JPMorgan Chase & Co.	3,128,352	110,493,393
Moody's Corp.	135,086	6,073,467
		$313,780,979
Diversified Telecommunication Services - 1.9%
Alltel Corp.	1,598,689	$99,566,351
AT&T Corp.	502,314	9,564,059
BCE, Inc.	3,400,000	80,512,000
BellSouth Corp.	185,784	4,936,281
Cincinnati Bell, Inc.(1)	169,013	726,756
Citizens Communications Co.	13,568	182,354
Deutsche Telekom AG ADR	2,006,790	36,965,072
McLeodUSA, Inc.(1)	947	48
Qwest Communications International, Inc.(1)	47,762	177,197
RSL Communications Ltd.(1)(2)	247,161	0
SBC Communications, Inc.	1,285,015	30,519,106
Sprint Corp.	101,903	2,556,746
Telefonos de Mexico SA ADR	3,251,574	61,422,233
Verizon Communications, Inc.	450,014	15,547,984
		$342,676,187
Electric Utilities - 0.3%
Ameren Corp.	5,000	$276,500
American Electric Power Co., Inc.	960	35,395
Exelon Corp.	1,002,000	51,432,660
PG&E Corp.	47,705	1,790,846
Southern Co. (The)	65,985	2,287,700
Teco Energy, Inc.	34,145	645,682
		$56,468,783
Electrical Equipment - 0.5%
American Power Conversion Corp.	34,704	$818,667
Baldor Electric Co.	149,060	3,625,139

Security	Shares	Value
Electrical Equipment (continued)
Emerson Electric Co.	1,147,739	$71,882,894
Rockwell International Corp.	159,099	7,749,712
Roper Industries, Inc.	23,122	1,650,217
Thomas and Betts Corp.(1)	114,600	3,236,304
		$88,962,933
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc.(1)	461,232	$10,617,561
Arrow Electronics, Inc.(1)	8,750	237,650
Flextronics International, Ltd.(1)	441,607	5,833,628
Jabil Circuit, Inc.(1)	2,127,971	65,392,549
Molex, Inc., Class A	62,131	1,458,836
National Instruments Corp.	735,687	15,596,564
Plexus Corp.(1)	153,745	2,187,791
Sanmina Corp.(1)	1,140,602	6,239,093
Solectron Corp.(1)	1,752,794	6,643,089
		$114,206,761
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	455,117	$23,283,786
Core Laboratories NV(1)	31,290	839,198
Grant Prideco, Inc.(1)	11,694	309,306
Halliburton Co.	706,778	33,798,124
National-Oilwell, Inc.(1)	427,772	20,336,281
Schlumberger Ltd.	553,812	42,056,483
Smith International, Inc.	140,000	8,918,000
Transocean Sedco Forex, Inc.(1)	103,602	5,591,400
		$135,132,578
Food & Staples Retailing - 2.1%
Albertson's, Inc.	981,818	$20,303,996
Casey's General Stores, Inc.	35,260	698,853
Costco Wholesale Corp.	927,132	41,554,056
CVS Corp.	263,610	7,663,143
Kroger Co. (The)(1)	1,354,998	25,785,612
Safeway, Inc.	1,191,841	26,923,688
Sysco Corp.(2)(3)	30,000	1,084,886
Sysco Corp.	1,810,217	65,511,753
Sysco Corp.(2)(3)	60,000	2,169,410
Walgreen Co.	912,719	41,975,947
Wal-Mart Stores, Inc.	2,991,799	144,204,712
Winn-Dixie Stores, Inc.(1)	137,447	149,817
		$378,025,873

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food Products - 2.7%
Archer-Daniels-Midland Co.	977,204	$20,892,622
Campbell Soup Co.	1,276,023	39,263,228
ConAgra Foods, Inc.	1,598,140	37,012,922
Dean Foods Co.(1)	362,189	12,763,540
Del Monte Foods Co.(1)	99,492	1,071,529
General Mills, Inc.	159,029	7,440,967
Heinz (H.J.) Co.	299,708	10,615,657
Hershey Foods Corp.	506,511	31,454,333
JM Smucker Co.	12,138	569,758
Kellogg Co.	58,538	2,601,429
Kraft Foods, Inc.	465	14,792
Nestle SA	275,000	70,274,200
Sara Lee Corp.	4,785,008	94,791,008
Smithfield Foods, Inc.(1)	3,845,278	104,860,731
TreeHouse Foods, Inc.(1)	72,438	2,065,202
Tyson Foods, Inc.	315,272	5,611,842
Wrigley (Wm.) Jr. Co.	857,367	59,021,144
		$500,324,904
Gas Utilities - 0.0%
National Fuel Gas Co.	4,000	$115,640
		$115,640
Health Care Equipment & Supplies - 1.3%
Advanced Medical Optics, Inc.(1)	31,158	$1,238,530
Bausch & Lomb, Inc.	29,250	2,427,750
Baxter International, Inc.	229,317	8,507,661
Becton, Dickinson and Co.	64,173	3,367,157
Biomet, Inc.	419,890	14,544,990
Boston Scientific Corp.(1)	1,109,134	29,946,618
Dentsply International, Inc.	7,705	416,070
Dionex Corp.(1)	139,750	6,094,497
Edwards Lifesciences Corp.(1)	10,353	445,386
Guidant Corp.	57,206	3,849,964
Hillenbrand Industries, Inc.	489,188	24,728,453
Hospira, Inc.(1)	192,411	7,504,029
Lumenis Ltd.(1)	100,000	150,000
Medtronic, Inc.	2,066,441	107,020,979
PerkinElmer, Inc.	254,526	4,810,541
St. Jude Medical, Inc.(1)	48,028	2,094,501
Steris Corp.	6,145	158,357
Stryker Corp.	36,741	1,747,402

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Waters Corp.(1)	165,841	$6,164,310
Zimmer Holdings, Inc.(1)	290,489	22,126,547
		$247,343,742
Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	174,177	$12,044,340
Beverly Enterprises, Inc.(1)	50,586	644,466
Cardinal Health, Inc.	1,784,669	102,761,241
Caremark Rx, Inc.(1)	701,471	31,229,489
Cigna Corp.	11,836	1,266,807
Express Scripts, Inc.(1)	53,316	2,664,734
HCA, Inc.	140	7,934
Health Management Associates, Inc., Class A	242,438	6,347,027
IDX Systems Corp.(1)	60,000	1,808,400
IMS Health, Inc.	280,530	6,948,728
McKesson Corp.	2,631	117,842
Medco Health Solutions, Inc.(1)	175,584	9,369,162
Parexel International Corp.(1)	27,837	552,564
Renal Care Group, Inc.(1)	372,577	17,175,800
Schein (Henry) Corp.(1)	2,189,855	90,922,780
Sunrise Assisted Living, Inc.(1)	144,000	7,773,120
Tenet Healthcare Corp.(1)	3,961	48,483
UnitedHealth Group, Inc.	403,952	21,062,057
Ventiv Health, Inc.(1)	13,170	253,918
WellPoint, Inc.(1)	808,000	56,269,120
		$369,268,012
Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc.(1)	236,211	$9,460,251
Carnival Corp.	561,335	30,620,824
CBRL Group, Inc.	62,047	2,411,146
Darden Restaurants, Inc.	184,714	6,091,868
Evans (Bob) Farms, Inc.	50,957	1,188,317
Gaylord Entertainment Co.(1)	428,482	19,920,128
International Game Technology	400,000	11,260,000
International Speedway Corp.	118,344	6,658,033
Jack in the Box, Inc.(1)	500,000	18,960,000
Lone Star Steakhouse & Saloon, Inc.	145,981	4,439,282
Marriott International, Inc.	272,535	18,592,338
McDonald's Corp.	863,972	23,975,223
MGM Grand, Inc.(1)	188,890	7,476,266
Navigant International, Inc.(1)	38,258	562,010

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Outback Steakhouse, Inc.	1,534,369	$69,414,854
Papa John's International, Inc.(1)	190,361	7,608,729
Royal Caribbean Cruises Ltd.	500,000	24,180,000
Sonic Corp.(1)	159,765	4,877,625
Starbucks Corp.(1)	1,199,709	61,976,967
Yum! Brands, Inc.	236,553	12,319,680
		$341,993,541
Household Durables - 0.6%
Blyth Industries, Inc.	705,171	$19,780,047
D.R. Horton, Inc.	625,255	23,515,841
Department 56, Inc.(1)	5,455	55,914
Fortune Brands, Inc.	128,148	11,379,542
Helen of Troy Ltd.(1)	20,000	509,200
Interface, Inc., Class A(1)	75,467	607,509
Leggett & Platt, Inc.	1,813,805	48,210,937
Maytag Corp.	27,073	423,963
Newell Rubbermaid, Inc.	411,393	9,807,609
Snap-On, Inc.	42,453	1,456,138
		$115,746,700
Household Products - 1.7%
Clorox Co. (The)	53,688	$2,991,495
Colgate-Palmolive Co.	714,888	35,680,060
Energizer Holdings, Inc.(1)	168,981	10,505,549
Kimberly-Clark Corp.	1,555,480	97,357,493
Procter & Gamble Co.	3,183,122	167,909,686
		$314,444,283
Independent Power Producers & Energy Traders - 0.2%
AES Corp.(1)	49,542	$811,498
Duke Energy Corp.	417,416	12,409,778
Dynegy, Inc.(1)	22,688	110,264
TXU Corp.	199,013	16,535,990
		$29,867,530
Industrial Conglomerates - 2.9%
3M Co.	745,287	$53,884,250
General Electric Co.	12,324,290	427,036,649
Teleflex, Inc.	33,700	2,000,769
Tyco International, Ltd.	1,715,944	50,105,565
		$533,027,233

Security	Shares	Value
Insurance - 5.9%
21st Century Insurance Group	70,700	$1,049,188
Aegon N.V. ADR	5,311,829	68,363,239
AFLAC, Inc.	2,162,527	93,594,169
Allstate Corp. (The)	191,610	11,448,698
American International Group, Inc.	5,411,957	314,434,702
AON Corp.	786,684	19,698,567
Berkshire Hathaway, Inc., Class A(1)	487	40,664,500
Berkshire Hathaway, Inc., Class B(1)	41,316	115,003,086
Chubb Corp.	6,077	520,252
Commerce Group, Inc.	120,000	7,453,200
Gallagher (Arthur J.) and Co.	726,310	19,704,790
Hartford Financial Services Group, Inc.	11,094	829,609
Jefferson-Pilot Corp.	186,756	9,416,238
Lincoln National Corp.	52,903	2,482,209
Manulife Financial Corp.	74,958	3,583,742
Marsh & McLennan Cos., Inc.	837,113	23,188,030
MetLife, Inc.	1,869,700	84,024,318
Old Republic International Corp.	240,548	6,083,459
Progressive Corp.(2)(3)	10,900	1,076,221
Progressive Corp.	1,995,408	197,166,264
Safeco Corp.	161,000	8,748,740
St. Paul Companies, Inc. (The)	291,677	11,529,992
Torchmark Corp.	345,335	18,026,487
UICI	43,597	1,297,883
UnumProvident Corp.	53,710	983,967
XL Capital Ltd., Class A	187,100	13,923,982
		$1,074,295,532
Internet & Catalog Retail - 0.3%
Amazon.com Inc.(1)	23,500	$777,380
eBay, Inc.(1)	1,257,244	41,501,624
IAC/InterActiveCorp(1)	806,192	19,388,918
		$61,667,922
IT Services - 2.4%
Accenture Ltd.(1)	3,138,000	$71,138,460
Acxiom Corp.	647,804	13,526,148
Affiliated Computer Services, Inc.(1)	183,730	9,388,603
Automatic Data Processing, Inc.	1,554,446	65,240,099
BISYS Group, Inc. (The)(1)	65,000	971,100
Ceridian Corp.(1)	26,632	518,791
Certegy, Inc.	42,862	1,638,186
Computer Sciences Corp.(1)	268,947	11,752,984

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
IT Services (continued)
CSG Systems International, Inc.(1)	25,200	$478,296
DST Systems, Inc.(1)	309,105	14,466,114
eFunds, Corp.(1)	1	18
Electronic Data Systems Corp.	2,752	52,976
First Data Corp.	3,813,208	153,062,169
Fiserv, Inc.(1)	300,000	12,885,000
Gartner Group, Inc., Class A(1)	3,000	31,860
Gartner Group, Inc., Class B(1)	27,576	292,030
Keane, Inc.(1)	38,193	523,244
Paychex, Inc.	1,598,101	52,002,207
Perot Systems Corp.(1)	689,196	9,800,367
Safeguard Scientific, Inc.(1)	26,579	34,021
SunGard Data Systems, Inc.(1)	627,684	22,075,646
		$439,878,319
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.	91,016	$2,443,780
Mattel, Inc.	30,514	558,406
		$3,002,186
Machinery - 2.9%
Caterpillar, Inc.(2)(3)	17,093	$1,628,265
Caterpillar, Inc.	54,360	5,181,052
Danaher Corp.	4,031,970	211,033,310
Deere & Co.	3,350,000	219,391,500
Donaldson Co., Inc.	79,326	2,405,958
Dover Corp.	343,717	12,504,424
Federal Signal Corp.	218,345	3,406,182
Illinois Tool Works, Inc.	851,632	67,858,038
ITT Industries, Inc.	4,214	411,413
Nordson Corp.	163,978	5,621,166
Parker-Hannifin Corp.	45,353	2,812,340
Tecumseh Products Co., Class A	125,700	3,449,208
Wabtec	94,504	2,029,946
		$537,732,802
Media - 4.8%
ADVO, Inc.	750,000	$23,887,500
Arbitron, Inc.	11,555	495,710
Belo (A.H.) Corp.	542,924	13,013,888
Cablevision Systems Corp.(1)	207,410	6,678,602
Catalina Marketing Corp.	88,490	2,248,531
Clear Channel Communications, Inc.	132,517	4,098,751

Security	Shares	Value
Media (continued)
Comcast Corp. Class A(1)	1,979,071	$60,757,480
Comcast Corp. Class A Special(1)	1,280,622	38,354,629
EchoStar Communications, Class A	35,150	1,059,773
Entercom Communications Corp.(1)	220,000	7,323,800
Gannett Co., Inc.	1,070,142	76,119,200
Havas Advertising, S.A. ADR	3,142,938	17,034,724
Interpublic Group of Cos., Inc.(1)	1,130,574	13,770,391
Knight Ridder, Inc.	18,123	1,111,665
Lamar Advertising Co.(1)	241,409	10,325,063
Liberty Global, Inc. Class A(1)	50,655	2,364,069
Liberty Global, Inc. Class B(1)	1,643	79,751
Liberty Media Corp. Class A(1)	1,326,604	13,518,095
Liberty Media Corp. Class B(1)	32,876	347,828
McClatchy Co. (The)	48,066	3,145,439
McGraw-Hill Companies, Inc. (The)	693,928	30,706,314
Meredith Corp.	78,054	3,829,329
New York Times Co. (The), Class A	303,168	9,443,683
News Corp. Inc. Class A	187,934	3,040,772
Omnicom Group, Inc.	2,322,646	185,486,510
Proquest Company(1)	115,000	3,770,850
Publicis Groupe SA	329,132	9,686,087
Reuters Holdings PLC ADR	1,431	60,666
Scripps (The E.W.) Company	51,066	2,492,021
Time Warner, Inc.(1)	4,154,531	69,422,213
Tribune Co.	1,440,457	50,675,277
Univision Communications, Inc.(1)	401,298	11,055,760
Viacom, Inc., Class A	29,774	959,318
Viacom, Inc., Class B	948,871	30,382,849
Vivendi Universal SA ADR	490,725	15,374,414
Walt Disney Co. (The)	4,887,954	123,078,682
Washington Post Co. (The)	16,470	13,752,944
Westwood One, Inc.	122,400	2,500,632
WPP Group PLC	139,450	1,428,968
WPP Group PLC ADR	256,051	13,071,404
		$875,953,582
Metals & Mining - 0.3%
Alcoa, Inc.	697,947	$18,237,355
Allegheny Technologies, Inc.	21,408	472,260
Inco, Ltd.	200,000	7,550,000
Nucor Corp.	421,662	19,236,220
Phelps Dodge Corp.	14,862	1,374,735
Steel Dynamics, Inc.	311,800	8,184,750
		$55,055,320

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Multiline Retail - 1.8%
99 Cents Only Stores(1)	1,142,232	$14,517,769
Dollar General Corp.	101,456	2,065,644
Dollar Tree Stores, Inc.(1)	659,218	15,821,232
Family Dollar Stores, Inc.	2,618,411	68,340,527
Kohl's Corp.(1)	55	3,075
May Department Stores Co. (The)	437,780	17,581,245
Nordstrom, Inc.	65,692	4,465,085
Penney (J.C.) Company, Inc.	130,816	6,878,305
Sears Holdings Corp.(1)	6,230	933,690
Target Corp.	3,549,371	193,121,276
		$323,727,848
Multi-Utilities - 0.0%
Dominion Resources, Inc.	3,249	$238,444
Wisconsin Energy Corp.	9,576	373,464
		$611,908
Office Electronics - 0.0%
Xerox Corp.(1)	42,878	$591,288
Zebra Technologies Corp., Class A(1)	13,500	591,165
		$1,182,453
Oil, Gas & Consumable Fuels - 9.7%
Amerada Hess Corp.	18,947	$2,018,045
Anadarko Petroleum Corp.	2,556,996	210,057,221
Apache Corp.	2,074,432	134,008,307
BP PLC ADR	5,083,828	317,129,191
Burlington Resources, Inc.	4,339,822	239,731,767
Chevron Corp.	351,610	19,662,031
ConocoPhillips	3,326,290	191,228,412
Devon Energy Corp.	1,015,400	51,460,472
El Paso Corp.	148,709	1,713,128
Exxon Mobil Corp.	6,294,824	361,763,535
Kerr-McGee Corp.	267,327	20,399,723
Kinder Morgan, Inc.	1,781,672	148,235,110
Marathon Oil Corp.	1,450	77,387
Murphy Oil Corp.	39,036	2,038,850
Newfield Exploration Co.(1)	120,000	4,786,800
Royal Dutch Petroleum Co.	118,194	7,670,791
Total SA ADR	400,000	46,740,000
Valero Energy Corp.	103,020	8,149,912
Williams Companies, Inc. (The)	219,065	4,162,235
		$1,771,032,917

Security	Shares	Value
Paper and Forest Products - 0.2%
Georgia-Pacific Corp.	488,939	$15,548,260
International Paper Co.	112,154	3,388,172
Louisiana-Pacific Corp.	70,750	1,739,035
MeadWestvaco Corp.	84,358	2,365,398
Neenah Paper, Inc.	41,453	1,283,799
Weyerhaeuser Co.	89,778	5,714,370
		$30,039,034
Personal Products - 1.6%
Avon Products, Inc.	173,400	$6,563,190
Gillette Company	3,966,764	200,837,261
Lauder (Estee) Companies, Inc.	2,092,312	81,872,169
		$289,272,620
Pharmaceuticals - 6.5%
Abbott Laboratories	3,015,317	$147,780,686
Allergan, Inc.	38,300	3,264,692
Andrx Corp.(1)	180,170	3,659,253
Bristol-Myers Squibb Co.	4,659,347	116,390,488
Elan Corp. PLC ADR(1)	31,838	217,135
Forest Laboratories, Inc.(1)	56,800	2,206,680
GlaxoSmithKline PLC ADR	434,293	21,067,553
Johnson & Johnson	3,276,675	212,983,875
King Pharmaceuticals, Inc.(1)	505,637	5,268,738
Lilly (Eli) & Co.	3,780,716	210,623,688
Merck & Co., Inc.	2,536,057	78,110,556
Mylan Laboratories, Inc.	27,992	538,566
Novo Nordisk ADR	292,277	14,897,359
Pfizer, Inc.	7,713,548	212,739,654
Schering AG ADR	25,000	1,542,250
Schering-Plough Corp.	2,481,743	47,302,022
Sepracor, Inc.(1)	4,000	240,040
Teva Pharmaceutical Industries Ltd. ADR	1,960,008	61,034,649
Watson Pharmaceuticals, Inc.(1)	682,822	20,184,218
Wyeth Corp.	840,705	37,411,373
		$1,197,463,475
Real Estate - 0.2%
AvalonBay Communities, Inc.	28,867	$2,332,454
Catellus Development Corp.	398,165	13,059,812
Forest City Enterprises, Class A	38,663	2,745,073
Jones Lang LaSalle, Inc.(1)	1,835	81,162

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Real Estate (continued)
Plum Creek Timber Co., Inc.	198,791	$7,216,113
Trammell Crow Co.(1)	473,932	11,488,112
		$36,922,726
Road & Rail - 0.2%
ANC Rental Corp.(1)	389,417	$39
Burlington Northern Santa Fe Corp.	192,065	9,042,420
CSX Corporation	38,134	1,626,796
Florida East Coast Industries, Inc.	121,978	5,281,647
Heartland Express, Inc.	653,154	12,690,782
Kansas City Southern Industries, Inc.(1)	15,215	307,039
Norfolk Southern Corp.	3,990	123,530
Union Pacific Corp.	10,453	677,354
		$29,749,607
Semiconductors & Semiconductor Equipment - 2.3%
Agere Systems, Inc.(1)	16,588	$199,056
Altera Corp.(1)	66,116	1,310,419
Analog Devices, Inc.	574,160	21,421,910
Applied Materials, Inc.	1,441,642	23,325,768
Broadcom Corp., Class A(1)	541,281	19,220,888
Broadcom Corp., Class A(1)(2)(3)	35,000	1,241,918
Conexant Systems, Inc.(1)	134,174	216,020
Cypress Semiconductor Corporation(1)	152,742	1,923,022
Freescale Semiconductor, Class B(1)	101,704	2,154,091
Intel Corp.	10,106,487	263,375,051
KLA-Tencor Corp.	148,373	6,483,900
Linear Technology Corp.	187,760	6,888,914
LSI Logic Corp.(1)	132,810	1,127,557
Maxim Integrated Products Co.	274,351	10,482,952
Mindspeed Technologies, Inc.(1)	44,724	54,563
Skyworks Solutions, Inc.(1)	98,685	727,308
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	909	8,293
Teradyne, Inc.(1)	27,996	335,112
Texas Instruments, Inc.	1,881,394	52,810,730
Xilinx, Inc.	59,554	1,518,627
		$414,826,099
Software - 1.9%
Adobe Systems, Inc.	550,338	$15,750,674
Cadence Design Systems, Inc.(1)	596,556	8,148,955
Cognos, Inc.(1)	77,000	2,628,780

Security	Shares	Value
Software (continued)
Computer Associates International, Inc.	33,070	$908,764
Compuware Corp.(1)	150,944	1,085,287
Electronic Arts, Inc.(1)	21,405	1,211,737
Fair Isaac Corp.	809,818	29,558,357
Henry (Jack) & Associates	201,006	3,680,420
Intuit, Inc.(1)	616,354	27,803,729
Microsoft Corp.	7,131,480	177,145,963
Oracle Corp.(1)	900,222	11,882,930
PalmSource, Inc.(1)	20,110	170,935
Parametric Technology Corp.(1)	94,600	603,548
Reynolds & Reynolds Co.	216,412	5,849,616
SAP AG ADR	600,000	25,980,000
Siebel Systems, Inc.	179,184	1,594,738
Symantec Corp.(1)	1,160,900	25,237,966
VERITAS Software Corp.(1)	43,942	1,072,185
Wind River Systems, Inc.(1)	91,910	1,441,149
		$341,755,733
Specialty Retail - 2.0%
Abercrombie & Fitch Co.	11,225	$771,158
AutoNation, Inc.(1)	1,480,654	30,383,020
Best Buy Co., Inc.	113,610	7,787,966
Burlington Coat Factory Warehouse Corp.	120,919	5,155,986
CarMax, Inc.(1)	67,797	1,806,790
Circuit City Stores, Inc.	216,000	3,734,640
Gap, Inc. (The)	540,888	10,682,538
Home Depot, Inc. (The)	4,288,033	166,804,484
Limited Brands, Inc.	696,967	14,929,033
Lowe's Companies	878,511	51,146,910
Office Depot, Inc.(1)	80,276	1,833,504
OfficeMax, Inc.	2,192	65,256
Payless Shoesource, Inc.(1)	23,100	443,520
Pep Boys - Manny, Moe & Jack (The)	62,500	846,250
RadioShack Corp.	631,599	14,634,149
Sherwin-Williams Co. (The)	80,569	3,793,994
Staples, Inc.	300,587	6,408,515
Tiffany & Co.	57,286	1,876,689
TJX Companies, Inc. (The)	1,716,834	41,804,908
Too, Inc.(1)	38,284	894,697
		$365,804,007

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.(1)	731,440	$24,554,441
Nike, Inc., Class B	1,429,222	123,770,625
Unifi, Inc.(1)	1,208	5,122
		$148,330,188
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	1,299,998	$50,192,923
Fannie Mae	342,499	20,001,942
Freddie Mac	135,586	8,844,275
Golden West Financial Corp.	74,590	4,802,104
MGIC Investment Corp.	85,000	5,543,700
Radian Group, Inc.	1,796	84,807
Washington Mutual, Inc.	927,674	37,747,055
		$127,216,806
Tobacco - 0.3%
Altria Group, Inc.	747,298	$48,320,289
		$48,320,289
Trading Companies & Distributors - 0.0%
United Rentals, Inc.(1)	397,333	$8,030,100
		$8,030,100
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc., Class A(1)	134,072	$4,331,866
Telephone & Data Systems, Inc.	57,612	2,351,146
Telephone & Data Systems, Inc., Special Shares	70,844	2,716,159
Vodafone Group PLC ADR	232,062	5,643,748
		$15,042,919
Total Common Stocks (identified cost $14,401,206,817)		$18,213,694,712
Convertible Preferred Stocks - 0.0%
Security	Shares	Value
Oil, Gas & Consumable Fuels - 0.0%
Enron Corp.(1)(2)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Preferred Stocks - 0.0%
Security	Shares	Value
Commercial Banks - 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)(1)	166,518	$832
		$832
Total Preferred Stocks (identified cost $39,407)		$832
Rights - 0.0%
Security	Shares	Value
Computers and Business Equipment - 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(2)	197,392	$0
		$0
Diversified Telecommunication Services - 0.0%
McLeodUSA, Inc. (Escrow Rights)(1)(2)	1,592,200	$0
		$0
Total Rights (identified cost $0)		$0
Warrants - 0.0%
Security	Shares	Value
Communications Equipment - 0.0%
Lucent Technologies, Inc.(1)	18,106	$13,942
		$13,942
Total Warrants (identified cost $0)		$13,942
Commercial Paper - 0.4%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$22,229	$22,229,000
Societe Generale North America, 3.21%, 7/5/05	44,000	43,984,307
Total Commercial Paper (at amortized cost, $66,213,307)		$66,213,307

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments - 0.0%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 99.7% (identified cost $14,486,085,600)		$18,281,922,793
Other Assets, Less Liabilities - 0.3%		$52,382,242
Net Assets - 100.0%		$18,334,305,035

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Security subject to restrictions on resale (see Note 7).

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $14,486,085,600)	$18,281,922,793
Cash	2,828
Receivable for investments sold	26,001,463
Interest and dividends receivable	25,036,987
Tax reclaim receivable	1,731,123
Total assets	$18,334,695,194
Liabilities
Payable to affiliate for Trustees' fees	$11,217
Accrued expenses	378,942
Total liabilities	$390,159
Net Assets applicable to investors' interest in Portfolio	$18,334,305,035
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$14,538,449,958
Net unrealized appreciation (computed on the basis of identified cost)	3,795,855,077
Total	$18,334,305,035

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $3,207,044)	$159,204,525
Interest	881,068
Total investment income	$160,085,593
Expenses
Investment adviser fee	$40,134,219
Trustees' fees and expenses	17,228
Custodian fee	1,152,433
Legal and accounting services	62,919
Miscellaneous	43,048
Total expenses	$41,409,847
Deduct - Reduction of custodian fee	$231
Reduction of investment adviser fee	88,889
Total expense reductions	$89,120
Net expenses	$41,320,727
Net investment income	$118,764,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$43,280,563
Securities sold short	(30,244,833)
Foreign currency transactions	(67,842)
Net realized gain	$12,967,888
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(448,322,634)
Securities sold short	27,299,373
Foreign currency	(135,492)
Net change in unrealized appreciation (depreciation)	$(421,158,753)
Net realized and unrealized loss	$(408,190,865)
Net decrease in net assets from operations	$(289,425,999)

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$118,764,866	$212,033,371
Net realized gain from investment transactions, securities sold short and foreign currency transactions	12,967,888	152,422,840
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	(421,158,753)	1,317,878,707
Net increase (decrease) in net assets from operations	$(289,425,999)	$1,682,334,918
Capital transactions - Contributions	$706,768,331	$1,775,098,351
Withdrawals	(1,224,179,699)	(1,925,879,872)
Net decrease in net assets from capital transactions	$(517,411,368)	$(150,781,521)
Net increase (decrease) in net assets	$(806,837,367)	$1,531,553,397
Net Assets
At beginning of period	$19,141,142,402	$17,609,589,005
At end of period	$18,334,305,035	$19,141,142,402

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.45	%(1)	0.45%	0.45%	0.45%	0.45%	0.45%
Net expenses after custodian fee reduction	0.45	%(1)	0.45%	-	-	-	-
Net investment income	1.29	%(1)	1.18%	1.05%	0.85%	0.64%	0.67%
Portfolio Turnover	0.12%		3%	15%	23%	18%	13%
Total Return(2)	(1.49)%		9.67%	23.88%	(19.52)%	(9.67)%	-
Net assets, end of period (000's omitted)	$18,334,305		$19,141,142	$17,609,589	$14,571,522	$18,335,865	$18,385,069
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.45	%(1)	0.45%
Expenses after custodian fee reduction	0.45	%(1)	0.45%
Net investment income	1.29	%(1)	1.18%

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000. Total return is not computed on an annualized basis.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term, after-tax returns through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Put Options - Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize

Tax-Managed Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Securities Sold Short - The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

F  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other - Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

I  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2005, there were $231 in credit balances used to reduce the Portfolio's custodian fee.

J  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a

Tax-Managed Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between the Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the six months ended June 30, 2005, the advisory fee was 0.44% (annualized) of the Portfolio's average daily net assets. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the six months ended June 30, 2005, BMR waived $88,889 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the six months ended June 30, 2005, purchases and sales of investments, other than short-term obligations, aggregated $22,688,870 and $415,840,100, respectively. In addition, investments having an aggregate market value of $565,731,197 at dates of withdrawal were distributed in payment for capital withdrawals. During the six months ended June 30, 2005, investors contributed securities with a value of $468,511,867.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,486,007,609
Gross unrealized appreciation	$13,797,696,167
Gross unrealized depreciation	(1,780,983)
Net unrealized appreciation	$13,795,915,184

Unrealized appreciation on currency is $17,884.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2005.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

Tax-Managed Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Restricted Securities

At June 30, 2005, the Portfolio owned the following securities (representing 0.04% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are eligible for resale after December 15, 2005, except for the 17,093 shares of Caterpillar, Inc. and the 60,000 shares of Sysco Corp. which are eligible for resale after February 17, 2006 and May 19, 2006, respectively. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Shares	Cost	Fair Value
Broadcom Corp. - Class A	12/15/04	35,000	$1,121,815	$1,241,918
Caterpillar, Inc.	2/17/05	17,093	1,580,520	1,628,265
Progressive Corp.	12/15/04	10,900	943,939	1,076,221
Sysco Corp.	12/15/04	30,000	1,115,824	1,084,886
Sysco Corp.	5/19/05	60,000	2,220,777	2,169,410
			$6,982,875	$7,200,700

8  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Growth Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Portfolio advisory fees with those of comparable funds;

•  An independent report comparing the Eaton Vance Tax-Managed Growth Fund 1.1's (the "Fund") expense ratio to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement between Eaton Vance and the Portfolio, the Special Committee also considered information relating to the education, experience and number of investment professionals and other Eaton Vance personnel whose responsibilities include portfolio management. The Special Committee also considered the investment adviser's experience in managing equity funds with an objective of after-tax returns. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill and expertise required to

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the profit levels of the investment adviser and its affiliates in providing investment management and administration services for the Fund and Portfolio and for all Eaton Vance funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio, as well as Eaton Vance's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by Eaton Vance as a result of soft dollar credits generated through trading on behalf of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Tax-Managed Growth Fund 1.1

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Growth Fund 1.1

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Aamer Khan
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A Row, III
Vice President
Judith A. Saryan
Vice President
Susan M. Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Growth Portfolio

Officers Duncan W. Richardson President and Portfolio Manager Thomas E. Faust Jr. Vice President Michelle A. Green Treasurer Alan R. Dynner Secretary	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.1

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1096-8/05  TGSRC1.1

Semiannual Report June 30, 2005

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.2

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2005

INVESTMENT UPDATE

Duncan W. Richardson
Portfolio Manager

The Fund

Performance for the Past Six Months

•             During the six months ended June 30, 2005, Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) Class A shares had a total return of -1.87%. This return was the result of a decrease in net asset value (NAV) per share to $9.96 on June 30, 2005, from $10.15 on December 31, 2004.(1)

•             The Fund’s Class B shares had a total return of -2.22% during the same period, the result of a decrease in NAV per share to $9.68 on June 30, 2005, from $9.90 on December 31, 2004.(1)

•             The Fund’s Class C shares had a total return of -2.12% during the same period, the result of a decrease in NAV per share to $9.69 on June 30, 2005, from $9.90 on December 31, 2004.(1)

•             The Fund’s Class I shares had a total return of -1.67% during the same period, the result of a decrease in NAV per share to $9.99 on June 30, 2005, from $10.16 on December 31, 2004.(1)

•             For comparison, the S&P 500 Index – a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance – had a total return of -0.81% for the same period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•             Although consumer spending, manufacturing activity and corporate earnings growth remained healthy during the first half of 2005, investor concerns about rising interest rates, a mounting trade deficit and record oil prices hampered stock market performance. Equity market leadership for the first half of 2005 can be characterized as defensive and interest-rate sensitive. Higher-yielding stocks generally outperformed more aggressive stocks, and small- and mid-cap stocks generally outperformed large-cap stocks. Energy, utilities and health care were the strongest performing sectors, while telecommunications and materials were the weakest performing sectors.

•             The Fund invests in Tax-Managed Growth Portfolio (the Portfolio), which invests on a long-term basis in a broadly diversified portfolio of primarily large-cap stocks. During the first half of 2005, its large-cap orientation and growth emphasis were not consistent with a market environment that favored small-and mid-cap stocks and value-style investing. The Portfolio’s de-emphasis of the slower-growth, high-yielding sectors, such as utilities, hurt returns during the period. The Portfolio’s returns were also negatively affected by its overweight of airfreight logistics and machinery investments, and adverse stock selection within food and staples retailing industries.

•             On the positive side, an overweighted position in the energy sector helped Portfolio performance, as investments in oil production, equipment and drilling companies advanced on record oil prices. The Portfolio’s underweight of the information technology and materials sectors was also helpful, as electronic equipment, computers and metal industries declined during the first half of 2005. The Portfolio also benefited from favorable stock selection within the diversified telecom, mortgage-thrifts and consumer service industries during the period.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class I shares are offered to certain investors at net asset value.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C	Class I
Average Annual Total Returns (at net asset value)
One Year	3.75%	2.98%	3.08%	4.08%
Life of Fund†	0.06%	-0.75%	-0.72%	0.21%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.23%	-2.02%	2.08%	4.08%
Life of Fund†	-1.30%	-1.21%	-0.72%	0.21%

†Inception Dates – Class A, Class B, Class C, and Class I: 2/28/01

*        Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charge were deducted, the performance would be lower. Class I shares are sold at net asset value and do not have a sales charge. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Ten Largest Holdings**

By net assets

General Electric Co.	2.33%
Exxon Mobil Corp.	1.97
Pepsico Inc.	1.85
BP PLC Spons ADR	1.73
American International Group	1.72
Intel Corp.	1.44
Amgen Inc.	1.33
Burlington Resources	1.31
United Parcel Service, Inc.	1.25
Bank of America Corp.	1.22

Common Stock Investments by Sector**

By net assets

**Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management. Ten Largest Holdings represented 16.15% of Portfolio net assets as of June 30, 2005.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended June 30, 2005)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Life of Fund
Return Before Taxes	3.75%	0.06%
Return After Taxes on Distributions	3.67%	0.04%
Return After Taxes on Distributions and Sale of Fund Shares	2.55%	0.05%

Returns at Public Offering Price (POP) (Class A)

	One Year	Life of Fund
Return Before Taxes	-2.23%	-1.30%
Return After Taxes on Distributions	-2.30%	-1.32%
Return After Taxes on Distributions and Sale of Fund Shares	-1.35%	-1.10%

Average Annual Total Returns

(For the periods ended June 30, 2005)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Life of Fund
Return Before Taxes	2.98%	-0.75%
Return After Taxes on Distributions	2.98%	-0.75%
Return After Taxes on Distributions and Sale of Fund Shares	1.94%	-0.63%

Returns at Public Offering Price (POP) (Class B)

	One Year	Life of Fund
Return Before Taxes	-2.02%	-1.21%
Return After Taxes on Distributions	-2.02%	-1.21%
Return After Taxes on Distributions and Sale of Fund Shares	-1.31%	-1.03%

Average Annual Total Returns
(For the periods ended June 30, 2005)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Life of Fund
Return Before Taxes	3.08%	-0.72%
Return After Taxes on Distributions	3.08%	-0.72%
Return After Taxes on Distributions and Sale of Fund Shares	2.00%	-0.61%

Returns at Public Offering Price (POP) (Class C)

	One Year	Life of Fund
Return Before Taxes	2.08%	-0.72%
Return After Taxes on Distributions	2.08%	-0.72%
Return After Taxes on Distributions and Sale of Fund Shares	1.36%	-0.61%

Average Annual Total Returns
(For the periods ended June 30, 2005)

Returns at Net Asset Value (NAV) (Class I)

	One Year	Life of Fund
Return Before Taxes	4.08%	0.21%
Return After Taxes on Distributions	3.96%	0.17%
Return After Taxes on Distributions and Sale of Fund Shares	2.81%	0.18%

Class A, Class B, Class C, and Class I of the Fund commenced operations on 2/28/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Snares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 – June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(6/30/05)	(1/1/05 – 6/30/05)
Actual
Class A	$1,000.00	$981.30	$4.86
Class B	$1,000.00	$977.80	$8.53
Class C	$1,000.00	$978.80	$8.54
Class I	$1,000.00	$983.30	$3.64

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.96
Class B	$1,000.00	$1,016.20	$8.70
Class C	$1,000.00	$1,016.20	$8.70
Class I	$1,000.00	$1,021.10	$3.71

* Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class A shares, 1.74% for Class B shares, 1.74% for Class C shares, and 0.74% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $1,010,461,251)	$1,374,903,262
Receivable for Fund shares sold	2,615,333
Total assets	$1,377,518,595
Liabilities
Payable for Fund shares redeemed	$8,211,673
Payable to affiliate for distribution and service fees	57,397
Payable to affiliate for Trustees' fees	1,342
Accrued expenses	391,696
Total liabilities	$8,662,108
Net Assets	$1,368,856,487
Sources of Net Assets
Paid-in capital	$1,124,241,638
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(122,401,032)
Accumulated undistributed net investment income	2,573,870
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	364,442,011
Total	$1,368,856,487
Class A Shares
Net Assets	$654,550,948
Shares Outstanding	65,701,654
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.96
Maximum Offering Price Per Share (100 ÷ 94.25 of $9.96)	$10.57
Class B Shares
Net Assets	$358,121,723
Shares Outstanding	36,990,249
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.68
Class C Shares
Net Assets	$347,042,917
Shares Outstanding	35,821,675
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.69
Class I Shares
Net Assets	$9,140,899
Shares Outstanding	914,768
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.99
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $201,090)	$12,020,744
Interest allocated from Portfolio	66,123
Expenses allocated from Portfolio	(3,107,639)
Net investment income from Portfolio	$8,979,228
Expenses
Administration fee	$1,038,666
Trustees' fees and expenses	1,984
Distribution and service fees
Class A	820,657
Class B	1,839,940
Class C	1,757,863
Transfer and dividend disbursing agent fees	769,422
Printing and postage	100,771
Legal and accounting services	27,521
Registration fees	24,795
Custodian fee	18,893
Miscellaneous	29,647
Total expenses	$6,430,159
Net investment income	$2,549,069
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$3,267,235
Securities sold short	(2,272,260)
Foreign currency transactions	(5,109)
Net realized gain	$989,866
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(34,482,792)
Securities sold short	2,019,150
Foreign currency	(10,180)
Net change in unrealized appreciation (depreciation)	$(32,473,822)
Net realized and unrealized loss	$(31,483,956)
Net decrease in net assets from operations	$(28,934,887)

See notes to financial statements

6

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations -
Net investment income	$2,549,069	$3,501,384
Net realized gain (loss) from investment transactions, securities sold short and foreign currency transactions	989,866	(52,665,653)
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	(32,473,822)	162,442,741
Net increase (decrease) in net assets from operations	$(28,934,887)	$113,278,472
Distributions to shareholders -
From net investment income
Class A	$-	$(3,432,135)
Class I	-	(64,830)
Total distributions to shareholders	$-	$(3,496,965)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$74,141,210	$176,517,564
Class B	9,367,001	70,949,011
Class C	23,954,416	63,379,387
Class D	-	2,047,307
Class I	1,378,624	3,424,208
Net asset value of shares issued to shareholders in payment of distributions declared Class A	-	2,671,766
Class I	-	36,742
Cost of shares redeemed Class A	(78,438,107)	(145,602,810)
Class B	(32,929,972)	(52,632,597)
Class C	(35,334,679)	(58,245,114)
Class D	-	(35,393,674)
Class I	(965,637)	(903,387)
Net asset value of shares exchanged Class A	791,405	1,681,946
Class B	(791,405)	(1,681,946)
Net increase (decrease) in net assets from Fund share transactions	$(38,827,144)	$26,248,403
Net increase (decrease) in net assets	$(67,762,031)	$136,029,910
Net Assets
At beginning of period	$1,436,618,518	$1,300,588,608
At end of period	$1,368,856,487	$1,436,618,518
Accumulated undistributed net investment income included in net assets
At end of period	$2,573,870	$24,801

See notes to financial statements

7

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2005		Year Ended December 31,			Period Ended
	(Unaudited)		2004	2003	2002	December 31, 2001(1)
Net asset value - Beginning of period	$10.150		$9.350	$7.600	$9.480	$10.000
Income (loss) from operations
Net investment income(2)	$0.037		$0.063	$0.040	$0.027	$0.005
Net realized and unrealized gain (loss)	(0.227)		0.789	1.723	(1.907)	(0.525)
Total income (loss) from operations	$(0.190)		$0.852	$1.763	$(1.880)	$(0.520)
Less distributions
From net investment income	$-		$(0.052)	$(0.013)	$-	$-
Total distributions	$-		$(0.052)	$(0.013)	$-	$-
Net asset value - End of period	$9.960		$10.150	$9.350	$7.600	$9.480
Total Return(3)	(1.87)%		9.12%	23.20%	(19.83)%	(5.20)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$654,551		$670,319	$583,971	$379,172	$228,610
Ratios (As a percentage of average daily net assets):
Net expenses(4)	0.99	%(5)	0.97%	1.01%	1.01%	1.03	%(5)
Net expenses after custodian fee reduction(4)	0.99	%(5)	0.97%	-	-	-
Net investment income	0.76	%(5)	0.66%	0.49%	0.32%	0.06	%(5)
Portfolio Turnover of the Portfolio	0.12%		3%	15%	23%	18%
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.99	%(5)	0.97%
Expenses after custodian fee reduction(4)	0.99	%(5)	0.97%
Net investment income	0.76	%(5)	0.66%
Net investment income per share	$0.037		$0.063

(1)  For the period from the start of business, February 28, 2001, to December 31, 2001.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2005		Year Ended December 31,			Period Ended
	(Unaudited)		2004	2003	2002	December 31, 2001(1)
Net asset value - Beginning of period	$9.900		$9.140	$7.470	$9.400	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$0.000	(3)	$(0.008)	$(0.021)	$(0.037)	$(0.053)
Net realized and unrealized gain (loss)	(0.220)		0.768	1.691	(1.893)	(0.547)
Total income (loss) from operations	$(0.220)		$0.760	$1.670	$(1.930)	$(0.600)
Net asset value - End of period	$9.680		$9.900	$9.140	$7.470	$9.400
Total Return(4)	(2.22)%		8.32%	22.36%	(20.53)%	(6.00)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$358,122		$391,010	$344,432	$255,721	$203,917
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.74	%(6)	1.72%	1.77%	1.76%	1.77	%(6)
Net expenses after custodian fee reduction(5)	1.74	%(6)	1.72%	-	-	-
Net investment income (loss)	0.00	%(6)(7)	(0.09)%	(0.26)%	(0.44)%	(0.68	)%(6)
Portfolio Turnover of the Portfolio	0.12%		3%	15%	23%	18%
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.74	%(6)	1.72%
Expenses after custodian fee reduction(5)	1.74	%(6)	1.72%
Net investment income (loss)	0.00	%(6)(7)	(0.09)%
Net investment income (loss) per share	$0.000	(3)	$(0.008)

(1)  For the period from the start of business, February 28, 2001, to December 31, 2001.

(2)  Net investment income (loss) per share was computed using average shares outstanding.

(3)  Amounts to less than $0.001.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

(7)  Amounts to less than 0.01%.

See notes to financial statements

9

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2005		Year Ended December 31,			Period Ended
	(Unaudited)		2004	2003	2002	December 31, 2001(1)
Net asset value - Beginning of period	$9.900		$9.150	$7.480	$9.400	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$0.000	(3)	$(0.008)	$(0.020)	$(0.036)	$(0.053)
Net realized and unrealized gain (loss)	(0.210)		0.758	1.690	(1.884)	(0.547)
Total income (loss) from operations	$(0.210)		$0.750	$1.670	$(1.920)	$(0.600)
Net asset value - End of period	$9.690		$9.900	$9.150	$7.480	$9.400
Total Return(4)	(2.12)%		8.20%	22.33%	(20.43)%	(6.00)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$347,043		$366,421	$333,398	$243,633	$183,831
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.74	%(6)	1.72%	1.76%	1.76%	1.77	%(6)
Net expenses after custodian fee reduction(5)	1.74	%(6)	1.72%	-	-	-
Net investment income (loss)	0.01	%(6)	(0.09)%	(0.25)%	(0.44)%	(0.68	)%(6)
Portfolio Turnover of the Portfolio	0.12%		3%	15%	23%	18%
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.74	%(6)	1.72%
Expenses after custodian fee reduction(5)	1.74	%(6)	1.72%
Net investment income (loss)	0.01	%(6)	(0.09)%
Net investment income (loss) per share	$0.000	(3)	$(0.008)

(1)  For the period from the start of business, February 28, 2001, to December 31, 2001.

(2)  Net investment income (loss) per share was computed using average shares outstanding.

(3)  Amounts to less than $0.001.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

10

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2005		Year Ended December 31,			Period Ended
	(Unaudited)		2004	2003	2002	December 31, 2001(1)
Net asset value - Beginning of period	$10.160		$9.360	$7.600	$9.460	$10.000
Income (loss) from operations
Net investment income(2)	$0.050		$0.090	$0.060	$0.052	$0.028
Net realized and unrealized gain (loss)	(0.220)		0.785	1.723	(1.912)	(0.568)
Total income (loss) from operations	$(0.170)		$0.875	$1.783	$(1.860)	$(0.540)
Less distributions
From net investment income	$-		$(0.075)	$(0.023)	$-	$-
Total distributions	$-		$(0.075)	$(0.023)	$-	$-
Net asset value - End of period	$9.990		$10.160	$9.360	$7.600	$9.460
Total Return(3)	(1.67)%		9.35%	23.46%	(19.66)%	(5.40)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$9,141		$8,868	$5,664	$3,604	$661
Ratios (As a percentage of average daily net assets):
Net expenses(4)	0.74	%(5)	0.72%	0.77%	0.74%	0.78	%(5)
Net expenses after custodian fee reduction(4)	0.74	%(5)	0.72%	-	-	-
Net investment income	1.02	%(5)	0.94%	0.74%	0.64%	0.37	%(5)
Portfolio Turnover of the Portfolio	0.12%		3%	15%	23%	18%
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.74	%(5)	0.72%
Expenses after custodian fee reduction(4)	0.74	%(5)	0.72%
Net investment income	1.02	%(5)	0.94%
Net investment income per share	$0.050		$0.090

(1)  For the period from the start of business, February 28, 2001, to December 31, 2001.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

11

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for eight years will automatically convert to Class A shares. The Fund previously offered Class D shares. Such offerings were discontinued during the year ended December 31, 2004. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (7.5% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

D  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $65,234,643 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2011 ($20,145,448), December 31, 2010 ($37,423,338) and December 31, 2009 ($7,665,857).

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as a custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on average daily cash balances the Fund or the Portfolio maintains with IBT. For the six months ended June 30, 2005, there were no credit balances used to reduce the Fund's custodian fee.

F  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other - Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires

12

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	7,447,608	18,476,917
Issued to shareholders electing to receive payments of distributions in Fund shares	-	265,057
Redemptions	(7,889,777)	(15,334,050)
Exchanges from Class B shares	79,599	179,465
Net increase (decrease)	(362,570)	3,587,389

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	967,791	7,660,142
Redemptions	(3,403,205)	(5,665,272)
Exchanges to Class A shares	(81,727)	(181,098)
Net increase (decrease)	(2,517,141)	1,813,772
Class C	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	2,470,598	6,815,635
Redemptions	(3,646,741)	(6,274,624)
Net increase (decrease)	(1,176,143)	541,011
Class D	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004(1)
Sales	-	220,509
Redemptions	-	(3,842,248)
Net decrease	-	(3,621,739)
Class I	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	139,251	357,630
Issued to shareholders electing to receive payments of distributions in Fund shares	-	3,638
Redemptions	(96,981)	(93,797)
Net increase	42,270	267,471

(1)  Offerings of Class D shares were discontinued during the year ended December 31, 2004 (See Note 1).

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2005, the administration fee amounted to $1,038,666. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon

13

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2005, EVM earned $54,146 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee, earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $134,542 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2005.

Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5  Distribution and Service Plan

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $1,379,955 and $1,318,397 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2005, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $18,643,000 and $26,029,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in the amounts of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2005 amounted to $820,657, $459,985 and $439,466 for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) is generally imposed on any redemption of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of the purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSCs assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective class will be credited to the Fund. EVD received approximately $1,000, $664,000 and $21,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $109,972,899 and $148,634,821, respectively, for the six months ended June 30, 2005.

14

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	128,037,447	1,236,743
James B. Hawkes	128,053,951	1,220,240
Samuel L. Hayes, III	128,016,536	1,257,655
William H. Park	128,086,261	1,187,930
Ronald A. Pearlman	128,046,667	1,227,524
Norton H. Reamer	128,034,765	1,239,426
Lynn A. Stout	128,063,427	1,210,763
Ralph F. Verni	128,073,958	1,200,232

Each nominee was also elected a Trustee of the Portfolio.

15

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 99.3%
Security	Shares	Value
Aerospace & Defense - 3.0%
Boeing Company (The)	796,801	$52,588,866
General Dynamics Corp.	735,000	80,511,900
Honeywell International, Inc.	277,798	10,175,741
Northrop Grumman Corp.	3,489,713	192,806,643
Raytheon Company	340,663	13,326,737
Rockwell Collins, Inc.	109,067	5,200,315
Teledyne Technologies, Inc.(1)	6,117	199,292
United Technologies Corp.	3,658,876	187,883,283
		$542,692,777
Air Freight & Logistics - 2.5%
FedEx Corp.	2,106,578	$170,653,884
Robinson (C.H.) Worldwide, Inc.	1,039,952	60,525,206
United Parcel Service, Inc. Class B	3,324,281	229,907,274
		$461,086,364
Airlines - 0.0%
Southwest Airlines, Inc.	379,642	$5,288,413
		$5,288,413
Auto Components - 0.1%
ArvinMeritor, Inc.	8,000	$142,320
BorgWarner, Inc.	186,738	10,022,228
Dana Corp.	25,000	375,250
Delphi Corp.	5,361	24,929
Johnson Controls, Inc.	234,164	13,190,458
Visteon Corp.	9,828	59,263
		$23,814,448
Automobiles - 0.0%
DaimlerChrysler AG	7,000	$283,570
Ford Motor Co.	85,182	872,264
General Motors Corp.	9,023	306,782
Harley-Davidson, Inc.	140,700	6,978,720
Honda Motor Co. Ltd. ADR	20,000	492,200
		$8,933,536
Beverages - 4.2%
Anheuser-Busch Companies, Inc.	4,401,266	$201,357,919
Brown-Forman Corp. Class A	547,732	35,054,848

Security	Shares	Value
Beverages (continued)
Brown-Forman Corp. Class B	45,820	$2,770,277
Coca-Cola Company (The)	3,550,659	148,240,013
Coca-Cola Enterprises, Inc.	1,756,930	38,670,029
PepsiCo., Inc.	6,274,023	338,358,060
		$764,451,146
Biotechnology - 1.7%
Amgen, Inc.(1)	4,048,249	$244,757,135
Applera Corp. - Celera Genomics Group(1)	26,000	285,220
Biogen Idec, Inc.(1)	11,200	385,840
Genzyme Corp.(1)	564,926	33,946,403
Gilead Sciences, Inc.(1)	115,482	5,080,053
Incyte Corp.(1)	14,294	102,202
Invitrogen Corp.(1)	429,910	35,807,204
Vertex Pharmaceuticals, Inc.(1)	13,000	218,920
		$320,582,977
Building Products - 0.9%
American Standard Companies, Inc.	975,691	$40,900,967
Masco Corp.	4,157,854	132,053,443
Water Pik Technologies, Inc.(1)	2,141	40,786
		$172,995,196
Capital Markets - 3.9%
Affiliated Managers Group(1)	20,520	$1,402,132
Bank of New York Co., Inc. (The)	398,470	11,467,967
Bear Stearns Companies, Inc.	88,001	9,146,824
Credit Suisse Group	155,136	6,082,862
Federated Investors, Inc.	1,666,768	50,019,708
Franklin Resources, Inc.	1,462,116	112,553,690
Goldman Sachs Group, Inc.	948,077	96,722,816
Investors Financial Services Corp.	453,428	17,148,647
Knight Capital Group, Inc.(1)	1,750,000	13,335,000
Legg Mason, Inc.	26,461	2,754,855
Lehman Brothers Holdings, Inc.	96,237	9,554,409
Mellon Financial Corp.	235,337	6,751,819
Merrill Lynch & Co., Inc.	2,041,332	112,293,673
Morgan Stanley	3,744,289	196,462,844
Northern Trust Corp.	429,252	19,569,599
Nuveen Investments Class A	150,000	5,643,000
Piper Jaffray Companies, Inc.(1)	40,992	1,247,387
Price (T. Rowe) Group, Inc.	163,648	10,244,365

See notes to financial statements

16

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Capital Markets (continued)
Raymond James Financial, Inc.	147,337	$4,162,270
Schwab (Charles) & Co.	857,261	9,669,904
State Street Corp.	132,670	6,401,327
UBS AG	63,392	4,935,067
Waddell & Reed Financial, Inc., Class A	273,635	5,062,247
		$712,632,412
Chemicals - 0.9%
Airgas, Inc.	264,027	$6,513,546
Arch Chemicals, Inc.	4,950	123,552
Ashland, Inc.(1)	116,107	8,344,610
Bayer AG ADR	40,000	1,331,200
Dow Chemical Co. (The)	266,675	11,875,038
DuPont (E.I.) de Nemours & Co.	1,133,572	48,754,932
Ecolab, Inc.	258,423	8,362,568
MacDermid, Inc.	61,937	1,929,957
Monsanto Company	19,181	1,205,909
Olin Corp.	9,900	180,576
PPG Industries, Inc.	23,542	1,477,496
Rohm and Haas Co.	2,601	120,530
RPM, Inc.	70,138	1,280,720
Sigma-Aldrich Corp.	630,897	35,355,468
Solutia, Inc.(1)	20,293	11,871
Valspar Corp.	731,155	35,307,475
		$162,175,448
Commercial Banks - 8.7%
Amegy Bancorp, Inc.	1,255,140	$28,090,033
AmSouth Bancorporation	586,767	15,255,942
Associated Banc-Corp.	1,056,688	35,568,118
Bank of America Corp.	4,884,245	222,770,414
Bank of Hawaii Corp.	69,735	3,539,051
Bank of Montreal	266,320	12,391,870
BB&T Corp.	1,804,226	72,114,913
Canadian Imperial Bank of Commerce	100,000	6,197,000
City National Corp.	184,221	13,210,488
Colonial Bancgroup, Inc. (The)	253,936	5,601,828
Comerica, Inc.	331,589	19,165,844
Commerce Bancshares, Inc.	155,154	7,821,313
Compass Bancshares, Inc.	299,160	13,462,200
Fifth Third Bancorp	1,720,472	70,900,651
First Citizens BancShares, Inc.	30,600	4,423,230
First Financial Bancorp.	47,933	905,934

Security	Shares	Value
Commercial Banks (continued)
First Horizon National Corp.	153,987	$6,498,251
First Midwest Bancorp, Inc.	815,329	28,675,121
Hibernia Corp. Class A	187,345	6,216,107
HSBC Holdings PLC ADR	608,805	48,491,318
Huntington Bancshares, Inc.	630,239	15,213,969
KeyCorp	835,217	27,687,444
M&T Bank Corp.	54,058	5,684,739
Marshall & Ilsley Corp.	629,932	28,000,477
National City Corp.	1,652,359	56,378,489
North Fork Bancorporation, Inc.	1,825,892	51,289,306
PNC Bank Corp.	149,958	8,166,713
Popular, Inc.	1,432	36,072
Regions Financial Corp.	1,883,666	63,818,604
Royal Bank of Canada	353,553	21,906,144
Royal Bank of Scotland Group PLC	50,837	1,531,287
S&T Bancorp, Inc.	100,000	3,610,000
Societe Generale	859,825	87,225,032
SunTrust Banks, Inc.	1,388,437	100,300,689
Synovus Financial Corp.	1,369,351	39,259,293
TCF Financial Corp.	72,500	1,876,300
Trustmark Corp.	205,425	6,010,735
U.S. Bancorp	5,086,973	148,539,612
Valley National Bancorp.	104,601	2,445,571
Wachovia Corp.	2,071,982	102,770,307
Wells Fargo & Co.	2,396,974	147,605,659
Westamerica Bancorporation	268,474	14,178,112
Whitney Holding Corp.	516,858	16,865,060
Zions Bancorporation	231,190	16,999,401
		$1,588,698,641
Commercial Services & Supplies - 1.5%
Allied Waste Industries, Inc.(1)	1,674,390	$13,277,913
Avery Dennison Corp.	1,004,475	53,196,996
Banta Corp.	42,341	1,920,588
Cendant Corp.	784,731	17,554,432
Century Business Services, Inc.(1)	185,000	749,250
Cintas Corp.	1,568,941	60,561,123
Consolidated Graphics, Inc.(1)	70,215	2,862,666
Deluxe Corp.	32,000	1,299,200
Donnelley (R.R.) & Sons Co.	91,260	3,149,383
Equifax, Inc.	80,000	2,856,800
HNI Corp.	1,331,533	68,107,913
Hudson Highland Group, Inc.(1)	10,262	159,985

See notes to financial statements

17

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Commercial Services & Supplies (continued)
Ikon Office Solutions, Inc.	56,287	$535,289
Imagistics International, Inc.(1)	809	22,652
Manpower, Inc.	2,000	79,560
Miller (Herman), Inc.	541,800	16,709,112
Monster Worldwide, Inc.(1)	68,426	1,962,458
Navigant Consulting, Inc.(1)	273,137	4,823,599
PHH Corp.(1)	27,467	706,451
Pitney Bowes, Inc.	22,857	995,422
School Specialty Corp.(1)	49,197	2,287,660
Steelcase, Inc.	123,000	1,703,550
Waste Management, Inc.	1,014,367	28,747,161
		$284,269,163
Communications Equipment - 1.4%
3Com Corp.(1)	869,674	$3,165,613
ADC Telecommunications, Inc.(1)	41,693	907,656
Alcatel S.A. ADR(1)	43,728	477,072
Avaya, Inc.(1)	56,571	470,671
Ciena Corp.(1)	380,378	794,990
Cisco Systems, Inc.(1)	4,918,086	93,984,623
Comverse Technology, Inc.(1)	340,508	8,053,014
Corning, Inc.(1)	3,636,520	60,438,962
Enterasys Networks, Inc.(1)	98,848	88,963
JDS Uniphase Corp.(1)	52,451	79,726
Lucent Technologies, Inc.(1)	555,464	1,616,400
Motorola, Inc.	1,335,456	24,385,427
Nokia Corp., Class A, ADR	2,042,478	33,986,834
Nortel Networks Corp.(1)	996,447	2,600,727
Qualcomm, Inc.	534,846	17,655,266
Riverstone Networks, Inc.(1)	28,706	17,941
Tellabs, Inc.(1)	110,405	960,523
		$249,684,408
Computers & Peripherals - 2.5%
Dell, Inc.(1)	4,420,850	$174,667,783
EMC Corp.(1)	1,377,291	18,882,660
Gateway, Inc.(1)	86,345	284,938
Hewlett-Packard Co.	913,405	21,474,152
International Business Machines Corp.	1,689,360	125,350,512
Lexmark International, Inc., Class A(1)	1,709,509	110,827,468
McData Corp., Class A(1)	17,982	71,928
Network Appliance, Inc.(1)	488,000	13,795,760

Security	Shares	Value
Computers & Peripherals (continued)
PalmOne, Inc.(1)	64,913	$1,932,460
Sun Microsystems, Inc.(1)	319,180	1,190,541
		$468,478,202
Construction & Engineering - 0.1%
Dycom Industries, Inc.(1)	143,116	$2,835,128
Jacobs Engineering Group, Inc.(1)	162,719	9,154,571
		$11,989,699
Construction Materials - 0.1%
CRH PLC	329,450	$8,666,264
Vulcan Materials Co.	184,512	11,991,435
		$20,657,699
Consumer Finance - 1.1%
American Express Co.	613,160	$32,638,507
Capital One Financial Corp.	1,409,490	112,773,295
MBNA Corp.	496,474	12,987,760
Providian Financial Corp.(1)	457,296	8,062,128
SLM Corp.	905,499	45,999,349
		$212,461,039
Containers & Packaging - 0.1%
Bemis Co.	295,186	$7,834,236
Caraustar Industries, Inc.(1)	167,599	1,759,789
Sealed Air Corp.(1)	37,014	1,842,927
Sonoco Products Co.	148,033	3,922,874
Temple-Inland, Inc.	115,924	4,306,577
		$19,666,403
Department Stores - 0.0%
Neiman Marcus Group, Inc. (The)	6	$580
		$580
Distributors - 0.1%
Genuine Parts Company	314,107	$12,906,657
		$12,906,657
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A(1)	47,312	$3,700,745
Block (H&R), Inc.	787,622	45,957,744

See notes to financial statements

18

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Diversified Consumer Services (continued)
Laureate Education, Inc.(1)	520,213	$24,897,394
Service Corp. International	142,389	1,141,960
ServiceMaster Co.	1,156,537	15,486,030
Stewart Enterprises, Inc.	114,000	745,560
		$91,929,433
Diversified Financial Services - 1.7%
Citigroup, Inc.	4,109,506	$189,982,462
Finova Group, Inc.(1)	175,587	14,925
ING Groep NV ADR	257,281	7,216,732
JPMorgan Chase & Co.	3,128,352	110,493,393
Moody's Corp.	135,086	6,073,467
		$313,780,979
Diversified Telecommunication Services - 1.9%
Alltel Corp.	1,598,689	$99,566,351
AT&T Corp.	502,314	9,564,059
BCE, Inc.	3,400,000	80,512,000
BellSouth Corp.	185,784	4,936,281
Cincinnati Bell, Inc.(1)	169,013	726,756
Citizens Communications Co.	13,568	182,354
Deutsche Telekom AG ADR	2,006,790	36,965,072
McLeodUSA, Inc.(1)	947	48
Qwest Communications International, Inc.(1)	47,762	177,197
RSL Communications Ltd.(1)(2)	247,161	0
SBC Communications, Inc.	1,285,015	30,519,106
Sprint Corp.	101,903	2,556,746
Telefonos de Mexico SA ADR	3,251,574	61,422,233
Verizon Communications, Inc.	450,014	15,547,984
		$342,676,187
Electric Utilities - 0.3%
Ameren Corp.	5,000	$276,500
American Electric Power Co., Inc.	960	35,395
Exelon Corp.	1,002,000	51,432,660
PG&E Corp.	47,705	1,790,846
Southern Co. (The)	65,985	2,287,700
Teco Energy, Inc.	34,145	645,682
		$56,468,783
Electrical Equipment - 0.5%
American Power Conversion Corp.	34,704	$818,667
Baldor Electric Co.	149,060	3,625,139

Security	Shares	Value
Electrical Equipment (continued)
Emerson Electric Co.	1,147,739	$71,882,894
Rockwell International Corp.	159,099	7,749,712
Roper Industries, Inc.	23,122	1,650,217
Thomas and Betts Corp.(1)	114,600	3,236,304
		$88,962,933
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc.(1)	461,232	$10,617,561
Arrow Electronics, Inc.(1)	8,750	237,650
Flextronics International, Ltd.(1)	441,607	5,833,628
Jabil Circuit, Inc.(1)	2,127,971	65,392,549
Molex, Inc., Class A	62,131	1,458,836
National Instruments Corp.	735,687	15,596,564
Plexus Corp.(1)	153,745	2,187,791
Sanmina Corp.(1)	1,140,602	6,239,093
Solectron Corp.(1)	1,752,794	6,643,089
		$114,206,761
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	455,117	$23,283,786
Core Laboratories NV(1)	31,290	839,198
Grant Prideco, Inc.(1)	11,694	309,306
Halliburton Co.	706,778	33,798,124
National-Oilwell, Inc.(1)	427,772	20,336,281
Schlumberger Ltd.	553,812	42,056,483
Smith International, Inc.	140,000	8,918,000
Transocean Sedco Forex, Inc.(1)	103,602	5,591,400
		$135,132,578
Food & Staples Retailing - 2.1%
Albertson's, Inc.	981,818	$20,303,996
Casey's General Stores, Inc.	35,260	698,853
Costco Wholesale Corp.	927,132	41,554,056
CVS Corp.	263,610	7,663,143
Kroger Co. (The)(1)	1,354,998	25,785,612
Safeway, Inc.	1,191,841	26,923,688
Sysco Corp.(2)(3)	30,000	1,084,886
Sysco Corp.	1,810,217	65,511,753
Sysco Corp.(2)(3)	60,000	2,169,410
Walgreen Co.	912,719	41,975,947
Wal-Mart Stores, Inc.	2,991,799	144,204,712
Winn-Dixie Stores, Inc.(1)	137,447	149,817
		$378,025,873

See notes to financial statements

19

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food Products - 2.7%
Archer-Daniels-Midland Co.	977,204	$20,892,622
Campbell Soup Co.	1,276,023	39,263,228
ConAgra Foods, Inc.	1,598,140	37,012,922
Dean Foods Co.(1)	362,189	12,763,540
Del Monte Foods Co.(1)	99,492	1,071,529
General Mills, Inc.	159,029	7,440,967
Heinz (H.J.) Co.	299,708	10,615,657
Hershey Foods Corp.	506,511	31,454,333
JM Smucker Co.	12,138	569,758
Kellogg Co.	58,538	2,601,429
Kraft Foods, Inc.	465	14,792
Nestle SA	275,000	70,274,200
Sara Lee Corp.	4,785,008	94,791,008
Smithfield Foods, Inc.(1)	3,845,278	104,860,731
TreeHouse Foods, Inc.(1)	72,438	2,065,202
Tyson Foods, Inc.	315,272	5,611,842
Wrigley (Wm.) Jr. Co.	857,367	59,021,144
		$500,324,904
Gas Utilities - 0.0%
National Fuel Gas Co.	4,000	$115,640
		$115,640
Health Care Equipment & Supplies - 1.3%
Advanced Medical Optics, Inc.(1)	31,158	$1,238,530
Bausch & Lomb, Inc.	29,250	2,427,750
Baxter International, Inc.	229,317	8,507,661
Becton, Dickinson and Co.	64,173	3,367,157
Biomet, Inc.	419,890	14,544,990
Boston Scientific Corp.(1)	1,109,134	29,946,618
Dentsply International, Inc.	7,705	416,070
Dionex Corp.(1)	139,750	6,094,497
Edwards Lifesciences Corp.(1)	10,353	445,386
Guidant Corp.	57,206	3,849,964
Hillenbrand Industries, Inc.	489,188	24,728,453
Hospira, Inc.(1)	192,411	7,504,029
Lumenis Ltd.(1)	100,000	150,000
Medtronic, Inc.	2,066,441	107,020,979
PerkinElmer, Inc.	254,526	4,810,541
St. Jude Medical, Inc.(1)	48,028	2,094,501
Steris Corp.	6,145	158,357
Stryker Corp.	36,741	1,747,402

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Waters Corp.(1)	165,841	$6,164,310
Zimmer Holdings, Inc.(1)	290,489	22,126,547
		$247,343,742
Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	174,177	$12,044,340
Beverly Enterprises, Inc.(1)	50,586	644,466
Cardinal Health, Inc.	1,784,669	102,761,241
Caremark Rx, Inc.(1)	701,471	31,229,489
Cigna Corp.	11,836	1,266,807
Express Scripts, Inc.(1)	53,316	2,664,734
HCA, Inc.	140	7,934
Health Management Associates, Inc., Class A	242,438	6,347,027
IDX Systems Corp.(1)	60,000	1,808,400
IMS Health, Inc.	280,530	6,948,728
McKesson Corp.	2,631	117,842
Medco Health Solutions, Inc.(1)	175,584	9,369,162
Parexel International Corp.(1)	27,837	552,564
Renal Care Group, Inc.(1)	372,577	17,175,800
Schein (Henry) Corp.(1)	2,189,855	90,922,780
Sunrise Assisted Living, Inc.(1)	144,000	7,773,120
Tenet Healthcare Corp.(1)	3,961	48,483
UnitedHealth Group, Inc.	403,952	21,062,057
Ventiv Health, Inc.(1)	13,170	253,918
WellPoint, Inc.(1)	808,000	56,269,120
		$369,268,012
Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc.(1)	236,211	$9,460,251
Carnival Corp.	561,335	30,620,824
CBRL Group, Inc.	62,047	2,411,146
Darden Restaurants, Inc.	184,714	6,091,868
Evans (Bob) Farms, Inc.	50,957	1,188,317
Gaylord Entertainment Co.(1)	428,482	19,920,128
International Game Technology	400,000	11,260,000
International Speedway Corp.	118,344	6,658,033
Jack in the Box, Inc.(1)	500,000	18,960,000
Lone Star Steakhouse & Saloon, Inc.	145,981	4,439,282
Marriott International, Inc.	272,535	18,592,338
McDonald's Corp.	863,972	23,975,223
MGM Grand, Inc.(1)	188,890	7,476,266
Navigant International, Inc.(1)	38,258	562,010

See notes to financial statements

20

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Outback Steakhouse, Inc.	1,534,369	$69,414,854
Papa John's International, Inc.(1)	190,361	7,608,729
Royal Caribbean Cruises Ltd.	500,000	24,180,000
Sonic Corp.(1)	159,765	4,877,625
Starbucks Corp.(1)	1,199,709	61,976,967
Yum! Brands, Inc.	236,553	12,319,680
		$341,993,541
Household Durables - 0.6%
Blyth Industries, Inc.	705,171	$19,780,047
D.R. Horton, Inc.	625,255	23,515,841
Department 56, Inc.(1)	5,455	55,914
Fortune Brands, Inc.	128,148	11,379,542
Helen of Troy Ltd.(1)	20,000	509,200
Interface, Inc., Class A(1)	75,467	607,509
Leggett & Platt, Inc.	1,813,805	48,210,937
Maytag Corp.	27,073	423,963
Newell Rubbermaid, Inc.	411,393	9,807,609
Snap-On, Inc.	42,453	1,456,138
		$115,746,700
Household Products - 1.7%
Clorox Co. (The)	53,688	$2,991,495
Colgate-Palmolive Co.	714,888	35,680,060
Energizer Holdings, Inc.(1)	168,981	10,505,549
Kimberly-Clark Corp.	1,555,480	97,357,493
Procter & Gamble Co.	3,183,122	167,909,686
		$314,444,283
Independent Power Producers & Energy Traders - 0.2%
AES Corp.(1)	49,542	$811,498
Duke Energy Corp.	417,416	12,409,778
Dynegy, Inc.(1)	22,688	110,264
TXU Corp.	199,013	16,535,990
		$29,867,530
Industrial Conglomerates - 2.9%
3M Co.	745,287	$53,884,250
General Electric Co.	12,324,290	427,036,649
Teleflex, Inc.	33,700	2,000,769
Tyco International, Ltd.	1,715,944	50,105,565
		$533,027,233

Security	Shares	Value
Insurance - 5.9%
21st Century Insurance Group	70,700	$1,049,188
Aegon N.V. ADR	5,311,829	68,363,239
AFLAC, Inc.	2,162,527	93,594,169
Allstate Corp. (The)	191,610	11,448,698
American International Group, Inc.	5,411,957	314,434,702
AON Corp.	786,684	19,698,567
Berkshire Hathaway, Inc., Class A(1)	487	40,664,500
Berkshire Hathaway, Inc., Class B(1)	41,316	115,003,086
Chubb Corp.	6,077	520,252
Commerce Group, Inc.	120,000	7,453,200
Gallagher (Arthur J.) and Co.	726,310	19,704,790
Hartford Financial Services Group, Inc.	11,094	829,609
Jefferson-Pilot Corp.	186,756	9,416,238
Lincoln National Corp.	52,903	2,482,209
Manulife Financial Corp.	74,958	3,583,742
Marsh & McLennan Cos., Inc.	837,113	23,188,030
MetLife, Inc.	1,869,700	84,024,318
Old Republic International Corp.	240,548	6,083,459
Progressive Corp.(2)(3)	10,900	1,076,221
Progressive Corp.	1,995,408	197,166,264
Safeco Corp.	161,000	8,748,740
St. Paul Companies, Inc. (The)	291,677	11,529,992
Torchmark Corp.	345,335	18,026,487
UICI	43,597	1,297,883
UnumProvident Corp.	53,710	983,967
XL Capital Ltd., Class A	187,100	13,923,982
		$1,074,295,532
Internet & Catalog Retail - 0.3%
Amazon.com Inc.(1)	23,500	$777,380
eBay, Inc.(1)	1,257,244	41,501,624
IAC/InterActiveCorp(1)	806,192	19,388,918
		$61,667,922
IT Services - 2.4%
Accenture Ltd.(1)	3,138,000	$71,138,460
Acxiom Corp.	647,804	13,526,148
Affiliated Computer Services, Inc.(1)	183,730	9,388,603
Automatic Data Processing, Inc.	1,554,446	65,240,099
BISYS Group, Inc. (The)(1)	65,000	971,100
Ceridian Corp.(1)	26,632	518,791
Certegy, Inc.	42,862	1,638,186
Computer Sciences Corp.(1)	268,947	11,752,984

See notes to financial statements

21

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
IT Services (continued)
CSG Systems International, Inc.(1)	25,200	$478,296
DST Systems, Inc.(1)	309,105	14,466,114
eFunds, Corp.(1)	1	18
Electronic Data Systems Corp.	2,752	52,976
First Data Corp.	3,813,208	153,062,169
Fiserv, Inc.(1)	300,000	12,885,000
Gartner Group, Inc., Class A(1)	3,000	31,860
Gartner Group, Inc., Class B(1)	27,576	292,030
Keane, Inc.(1)	38,193	523,244
Paychex, Inc.	1,598,101	52,002,207
Perot Systems Corp.(1)	689,196	9,800,367
Safeguard Scientific, Inc.(1)	26,579	34,021
SunGard Data Systems, Inc.(1)	627,684	22,075,646
		$439,878,319
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.	91,016	$2,443,780
Mattel, Inc.	30,514	558,406
		$3,002,186
Machinery - 2.9%
Caterpillar, Inc.(2)(3)	17,093	$1,628,265
Caterpillar, Inc.	54,360	5,181,052
Danaher Corp.	4,031,970	211,033,310
Deere & Co.	3,350,000	219,391,500
Donaldson Co., Inc.	79,326	2,405,958
Dover Corp.	343,717	12,504,424
Federal Signal Corp.	218,345	3,406,182
Illinois Tool Works, Inc.	851,632	67,858,038
ITT Industries, Inc.	4,214	411,413
Nordson Corp.	163,978	5,621,166
Parker-Hannifin Corp.	45,353	2,812,340
Tecumseh Products Co., Class A	125,700	3,449,208
Wabtec	94,504	2,029,946
		$537,732,802
Media - 4.8%
ADVO, Inc.	750,000	$23,887,500
Arbitron, Inc.	11,555	495,710
Belo (A.H.) Corp.	542,924	13,013,888
Cablevision Systems Corp.(1)	207,410	6,678,602
Catalina Marketing Corp.	88,490	2,248,531
Clear Channel Communications, Inc.	132,517	4,098,751

Security	Shares	Value
Media (continued)
Comcast Corp. Class A(1)	1,979,071	$60,757,480
Comcast Corp. Class A Special(1)	1,280,622	38,354,629
EchoStar Communications, Class A	35,150	1,059,773
Entercom Communications Corp.(1)	220,000	7,323,800
Gannett Co., Inc.	1,070,142	76,119,200
Havas Advertising, S.A. ADR	3,142,938	17,034,724
Interpublic Group of Cos., Inc.(1)	1,130,574	13,770,391
Knight Ridder, Inc.	18,123	1,111,665
Lamar Advertising Co.(1)	241,409	10,325,063
Liberty Global, Inc. Class A(1)	50,655	2,364,069
Liberty Global, Inc. Class B(1)	1,643	79,751
Liberty Media Corp. Class A(1)	1,326,604	13,518,095
Liberty Media Corp. Class B(1)	32,876	347,828
McClatchy Co. (The)	48,066	3,145,439
McGraw-Hill Companies, Inc. (The)	693,928	30,706,314
Meredith Corp.	78,054	3,829,329
New York Times Co. (The), Class A	303,168	9,443,683
News Corp. Inc. Class A	187,934	3,040,772
Omnicom Group, Inc.	2,322,646	185,486,510
Proquest Company(1)	115,000	3,770,850
Publicis Groupe SA	329,132	9,686,087
Reuters Holdings PLC ADR	1,431	60,666
Scripps (The E.W.) Company	51,066	2,492,021
Time Warner, Inc.(1)	4,154,531	69,422,213
Tribune Co.	1,440,457	50,675,277
Univision Communications, Inc.(1)	401,298	11,055,760
Viacom, Inc., Class A	29,774	959,318
Viacom, Inc., Class B	948,871	30,382,849
Vivendi Universal SA ADR	490,725	15,374,414
Walt Disney Co. (The)	4,887,954	123,078,682
Washington Post Co. (The)	16,470	13,752,944
Westwood One, Inc.	122,400	2,500,632
WPP Group PLC	139,450	1,428,968
WPP Group PLC ADR	256,051	13,071,404
		$875,953,582
Metals & Mining - 0.3%
Alcoa, Inc.	697,947	$18,237,355
Allegheny Technologies, Inc.	21,408	472,260
Inco, Ltd.	200,000	7,550,000
Nucor Corp.	421,662	19,236,220
Phelps Dodge Corp.	14,862	1,374,735
Steel Dynamics, Inc.	311,800	8,184,750
		$55,055,320

See notes to financial statements

22

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Multiline Retail - 1.8%
99 Cents Only Stores(1)	1,142,232	$14,517,769
Dollar General Corp.	101,456	2,065,644
Dollar Tree Stores, Inc.(1)	659,218	15,821,232
Family Dollar Stores, Inc.	2,618,411	68,340,527
Kohl's Corp.(1)	55	3,075
May Department Stores Co. (The)	437,780	17,581,245
Nordstrom, Inc.	65,692	4,465,085
Penney (J.C.) Company, Inc.	130,816	6,878,305
Sears Holdings Corp.(1)	6,230	933,690
Target Corp.	3,549,371	193,121,276
		$323,727,848
Multi-Utilities - 0.0%
Dominion Resources, Inc.	3,249	$238,444
Wisconsin Energy Corp.	9,576	373,464
		$611,908
Office Electronics - 0.0%
Xerox Corp.(1)	42,878	$591,288
Zebra Technologies Corp., Class A(1)	13,500	591,165
		$1,182,453
Oil, Gas & Consumable Fuels - 9.7%
Amerada Hess Corp.	18,947	$2,018,045
Anadarko Petroleum Corp.	2,556,996	210,057,221
Apache Corp.	2,074,432	134,008,307
BP PLC ADR	5,083,828	317,129,191
Burlington Resources, Inc.	4,339,822	239,731,767
Chevron Corp.	351,610	19,662,031
ConocoPhillips	3,326,290	191,228,412
Devon Energy Corp.	1,015,400	51,460,472
El Paso Corp.	148,709	1,713,128
Exxon Mobil Corp.	6,294,824	361,763,535
Kerr-McGee Corp.	267,327	20,399,723
Kinder Morgan, Inc.	1,781,672	148,235,110
Marathon Oil Corp.	1,450	77,387
Murphy Oil Corp.	39,036	2,038,850
Newfield Exploration Co.(1)	120,000	4,786,800
Royal Dutch Petroleum Co.	118,194	7,670,791
Total SA ADR	400,000	46,740,000
Valero Energy Corp.	103,020	8,149,912
Williams Companies, Inc. (The)	219,065	4,162,235
		$1,771,032,917

Security	Shares	Value
Paper and Forest Products - 0.2%
Georgia-Pacific Corp.	488,939	$15,548,260
International Paper Co.	112,154	3,388,172
Louisiana-Pacific Corp.	70,750	1,739,035
MeadWestvaco Corp.	84,358	2,365,398
Neenah Paper, Inc.	41,453	1,283,799
Weyerhaeuser Co.	89,778	5,714,370
		$30,039,034
Personal Products - 1.6%
Avon Products, Inc.	173,400	$6,563,190
Gillette Company	3,966,764	200,837,261
Lauder (Estee) Companies, Inc.	2,092,312	81,872,169
		$289,272,620
Pharmaceuticals - 6.5%
Abbott Laboratories	3,015,317	$147,780,686
Allergan, Inc.	38,300	3,264,692
Andrx Corp.(1)	180,170	3,659,253
Bristol-Myers Squibb Co.	4,659,347	116,390,488
Elan Corp. PLC ADR(1)	31,838	217,135
Forest Laboratories, Inc.(1)	56,800	2,206,680
GlaxoSmithKline PLC ADR	434,293	21,067,553
Johnson & Johnson	3,276,675	212,983,875
King Pharmaceuticals, Inc.(1)	505,637	5,268,738
Lilly (Eli) & Co.	3,780,716	210,623,688
Merck & Co., Inc.	2,536,057	78,110,556
Mylan Laboratories, Inc.	27,992	538,566
Novo Nordisk ADR	292,277	14,897,359
Pfizer, Inc.	7,713,548	212,739,654
Schering AG ADR	25,000	1,542,250
Schering-Plough Corp.	2,481,743	47,302,022
Sepracor, Inc.(1)	4,000	240,040
Teva Pharmaceutical Industries Ltd. ADR	1,960,008	61,034,649
Watson Pharmaceuticals, Inc.(1)	682,822	20,184,218
Wyeth Corp.	840,705	37,411,373
		$1,197,463,475
Real Estate - 0.2%
AvalonBay Communities, Inc.	28,867	$2,332,454
Catellus Development Corp.	398,165	13,059,812
Forest City Enterprises, Class A	38,663	2,745,073
Jones Lang LaSalle, Inc.(1)	1,835	81,162

See notes to financial statements

23

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Real Estate (continued)
Plum Creek Timber Co., Inc.	198,791	$7,216,113
Trammell Crow Co.(1)	473,932	11,488,112
		$36,922,726
Road & Rail - 0.2%
ANC Rental Corp.(1)	389,417	$39
Burlington Northern Santa Fe Corp.	192,065	9,042,420
CSX Corporation	38,134	1,626,796
Florida East Coast Industries, Inc.	121,978	5,281,647
Heartland Express, Inc.	653,154	12,690,782
Kansas City Southern Industries, Inc.(1)	15,215	307,039
Norfolk Southern Corp.	3,990	123,530
Union Pacific Corp.	10,453	677,354
		$29,749,607
Semiconductors & Semiconductor Equipment - 2.3%
Agere Systems, Inc.(1)	16,588	$199,056
Altera Corp.(1)	66,116	1,310,419
Analog Devices, Inc.	574,160	21,421,910
Applied Materials, Inc.	1,441,642	23,325,768
Broadcom Corp., Class A(1)	541,281	19,220,888
Broadcom Corp., Class A(1)(2)(3)	35,000	1,241,918
Conexant Systems, Inc.(1)	134,174	216,020
Cypress Semiconductor Corporation(1)	152,742	1,923,022
Freescale Semiconductor, Class B(1)	101,704	2,154,091
Intel Corp.	10,106,487	263,375,051
KLA-Tencor Corp.	148,373	6,483,900
Linear Technology Corp.	187,760	6,888,914
LSI Logic Corp.(1)	132,810	1,127,557
Maxim Integrated Products Co.	274,351	10,482,952
Mindspeed Technologies, Inc.(1)	44,724	54,563
Skyworks Solutions, Inc.(1)	98,685	727,308
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	909	8,293
Teradyne, Inc.(1)	27,996	335,112
Texas Instruments, Inc.	1,881,394	52,810,730
Xilinx, Inc.	59,554	1,518,627
		$414,826,099
Software - 1.9%
Adobe Systems, Inc.	550,338	$15,750,674
Cadence Design Systems, Inc.(1)	596,556	8,148,955
Cognos, Inc.(1)	77,000	2,628,780

Security	Shares	Value
Software (continued)
Computer Associates International, Inc.	33,070	$908,764
Compuware Corp.(1)	150,944	1,085,287
Electronic Arts, Inc.(1)	21,405	1,211,737
Fair Isaac Corp.	809,818	29,558,357
Henry (Jack) & Associates	201,006	3,680,420
Intuit, Inc.(1)	616,354	27,803,729
Microsoft Corp.	7,131,480	177,145,963
Oracle Corp.(1)	900,222	11,882,930
PalmSource, Inc.(1)	20,110	170,935
Parametric Technology Corp.(1)	94,600	603,548
Reynolds & Reynolds Co.	216,412	5,849,616
SAP AG ADR	600,000	25,980,000
Siebel Systems, Inc.	179,184	1,594,738
Symantec Corp.(1)	1,160,900	25,237,966
VERITAS Software Corp.(1)	43,942	1,072,185
Wind River Systems, Inc.(1)	91,910	1,441,149
		$341,755,733
Specialty Retail - 2.0%
Abercrombie & Fitch Co.	11,225	$771,158
AutoNation, Inc.(1)	1,480,654	30,383,020
Best Buy Co., Inc.	113,610	7,787,966
Burlington Coat Factory Warehouse Corp.	120,919	5,155,986
CarMax, Inc.(1)	67,797	1,806,790
Circuit City Stores, Inc.	216,000	3,734,640
Gap, Inc. (The)	540,888	10,682,538
Home Depot, Inc. (The)	4,288,033	166,804,484
Limited Brands, Inc.	696,967	14,929,033
Lowe's Companies	878,511	51,146,910
Office Depot, Inc.(1)	80,276	1,833,504
OfficeMax, Inc.	2,192	65,256
Payless Shoesource, Inc.(1)	23,100	443,520
Pep Boys - Manny, Moe & Jack (The)	62,500	846,250
RadioShack Corp.	631,599	14,634,149
Sherwin-Williams Co. (The)	80,569	3,793,994
Staples, Inc.	300,587	6,408,515
Tiffany & Co.	57,286	1,876,689
TJX Companies, Inc. (The)	1,716,834	41,804,908
Too, Inc.(1)	38,284	894,697
		$365,804,007

See notes to financial statements

24

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.(1)	731,440	$24,554,441
Nike, Inc., Class B	1,429,222	123,770,625
Unifi, Inc.(1)	1,208	5,122
		$148,330,188
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	1,299,998	$50,192,923
Fannie Mae	342,499	20,001,942
Freddie Mac	135,586	8,844,275
Golden West Financial Corp.	74,590	4,802,104
MGIC Investment Corp.	85,000	5,543,700
Radian Group, Inc.	1,796	84,807
Washington Mutual, Inc.	927,674	37,747,055
		$127,216,806
Tobacco - 0.3%
Altria Group, Inc.	747,298	$48,320,289
		$48,320,289
Trading Companies & Distributors - 0.0%
United Rentals, Inc.(1)	397,333	$8,030,100
		$8,030,100
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc., Class A(1)	134,072	$4,331,866
Telephone & Data Systems, Inc.	57,612	2,351,146
Telephone & Data Systems, Inc., Special Shares	70,844	2,716,159
Vodafone Group PLC ADR	232,062	5,643,748
		$15,042,919
Total Common Stocks (identified cost $14,401,206,817)		$18,213,694,712
Convertible Preferred Stocks - 0.0%
Security	Shares	Value
Oil, Gas & Consumable Fuels - 0.0%
Enron Corp.(1)(2)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Preferred Stocks - 0.0%
Security	Shares	Value
Commercial Banks - 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)(1)	166,518	$832
		$832
Total Preferred Stocks (identified cost $39,407)		$832
Rights - 0.0%
Security	Shares	Value
Computers and Business Equipment - 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(2)	197,392	$0
		$0
Diversified Telecommunication Services - 0.0%
McLeodUSA, Inc. (Escrow Rights)(1)(2)	1,592,200	$0
		$0
Total Rights (identified cost $0)		$0
Warrants - 0.0%
Security	Shares	Value
Communications Equipment - 0.0%
Lucent Technologies, Inc.(1)	18,106	$13,942
		$13,942
Total Warrants (identified cost $0)		$13,942
Commercial Paper - 0.4%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$22,229	$22,229,000
Societe Generale North America, 3.21%, 7/5/05	44,000	43,984,307
Total Commercial Paper (at amortized cost, $66,213,307)		$66,213,307

See notes to financial statements

25

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments - 0.0%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 99.7% (identified cost $14,486,085,600)		$18,281,922,793
Other Assets, Less Liabilities - 0.3%		$52,382,242
Net Assets - 100.0%		$18,334,305,035

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Security subject to restrictions on resale (see Note 7).

See notes to financial statements

26

Tax-Managed Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $14,486,085,600)	$18,281,922,793
Cash	2,828
Receivable for investments sold	26,001,463
Interest and dividends receivable	25,036,987
Tax reclaim receivable	1,731,123
Total assets	$18,334,695,194
Liabilities
Payable to affiliate for Trustees' fees	$11,217
Accrued expenses	378,942
Total liabilities	$390,159
Net Assets applicable to investors' interest in Portfolio	$18,334,305,035
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$14,538,449,958
Net unrealized appreciation (computed on the basis of identified cost)	3,795,855,077
Total	$18,334,305,035

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $3,207,044)	$159,204,525
Interest	881,068
Total investment income	$160,085,593
Expenses
Investment adviser fee	$40,134,219
Trustees' fees and expenses	17,228
Custodian fee	1,152,433
Legal and accounting services	62,919
Miscellaneous	43,048
Total expenses	$41,409,847
Deduct - Reduction of custodian fee	$231
Reduction of investment adviser fee	88,889
Total expense reductions	$89,120
Net expenses	$41,320,727
Net investment income	$118,764,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$43,280,563
Securities sold short	(30,244,833)
Foreign currency transactions	(67,842)
Net realized gain	$12,967,888
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(448,322,634)
Securities sold short	27,299,373
Foreign currency	(135,492)
Net change in unrealized appreciation (depreciation)	$(421,158,753)
Net realized and unrealized loss	$(408,190,865)
Net decrease in net assets from operations	$(289,425,999)

See notes to financial statements

27

Tax-Managed Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$118,764,866	$212,033,371
Net realized gain from investment transactions, securities sold short and foreign currency transactions	12,967,888	152,422,840
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	(421,158,753)	1,317,878,707
Net increase (decrease) in net assets from operations	$(289,425,999)	$1,682,334,918
Capital transactions - Contributions	$706,768,331	$1,775,098,351
Withdrawals	(1,224,179,699)	(1,925,879,872)
Net decrease in net assets from capital transactions	$(517,411,368)	$(150,781,521)
Net increase (decrease) in net assets	$(806,837,367)	$1,531,553,397
Net Assets
At beginning of period	$19,141,142,402	$17,609,589,005
At end of period	$18,334,305,035	$19,141,142,402

See notes to financial statements

28

Tax-Managed Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.45	%(1)	0.45%	0.45%	0.45%	0.45%	0.45%
Net expenses after custodian fee reduction	0.45	%(1)	0.45%	-	-	-	-
Net investment income	1.29	%(1)	1.18%	1.05%	0.85%	0.64%	0.67%
Portfolio Turnover	0.12%		3%	15%	23%	18%	13%
Total Return(2)	(1.49)%		9.67%	23.88%	(19.52)%	(9.67)%	-
Net assets, end of period (000's omitted)	$18,334,305		$19,141,142	$17,609,589	$14,571,522	$18,335,865	$18,385,069
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.45	%(1)	0.45%
Expenses after custodian fee reduction	0.45	%(1)	0.45%
Net investment income	1.29	%(1)	1.18%

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000. Total return is not computed on an annualized basis.

See notes to financial statements

29

Tax-Managed Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term, after-tax returns through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Put Options - Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize

30

Tax-Managed Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Securities Sold Short - The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

F  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other - Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

I  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2005, there were $231 in credit balances used to reduce the Portfolio's custodian fee.

J  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a

31

Tax-Managed Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between the Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the six months ended June 30, 2005, the advisory fee was 0.44% (annualized) of the Portfolio's average daily net assets. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the six months ended June 30, 2005, BMR waived $88,889 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the six months ended June 30, 2005, purchases and sales of investments, other than short-term obligations, aggregated $22,688,870 and $415,840,100, respectively. In addition, investments having an aggregate market value of $565,731,197 at dates of withdrawal were distributed in payment for capital withdrawals. During the six months ended June 30, 2005, investors contributed securities with a value of $468,511,867.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,486,007,609
Gross unrealized appreciation	$13,797,696,167
Gross unrealized depreciation	(1,780,983)
Net unrealized appreciation	$13,795,915,184

Unrealized appreciation on currency is $17,884.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2005.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

32

Tax-Managed Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Restricted Securities

At June 30, 2005, the Portfolio owned the following securities (representing 0.04% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are eligible for resale after December 15, 2005, except for the 17,093 shares of Caterpillar, Inc. and the 60,000 shares of Sysco Corp. which are eligible for resale after February 17, 2006 and May 19, 2006, respectively. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Shares	Cost	Fair Value
Broadcom Corp. - Class A	12/15/04	35,000	$1,121,815	$1,241,918
Caterpillar, Inc.	2/17/05	17,093	1,580,520	1,628,265
Progressive Corp.	12/15/04	10,900	943,939	1,076,221
Sysco Corp.	12/15/04	30,000	1,115,824	1,084,886
Sysco Corp.	5/19/05	60,000	2,220,777	2,169,410
			$6,982,875	$7,200,700

8  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

33

Eaton Vance Tax-Managed Growth 1.2 Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Growth Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Portfolio advisory fees with those of comparable funds;

•  An independent report comparing the expense ratio of Eaton Vance Tax-Managed Growth Fund 1.2 (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other Eaton Vance personnel whose responsibilities include portfolio management. The Special Committee also considered the investment adviser's experience in managing equity funds with an objective of after-tax returns. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed

34

Eaton Vance Tax-Managed Growth 1.2 Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the profit levels of the investment adviser and its affiliates in providing investment management and administration services for the Fund and Portfolio and for all Eaton Vance funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio, as well as Eaton Vance's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by Eaton Vance as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also noted that the Fund had benefited from a voluntary waiver of fees by Eaton Vance and its affiliates. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

35

Eaton Vance Tax-Managed Growth Fund 1.2

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Growth Fund 1.2

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Aamer Khan
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A Row, III
Vice President
Judith A. Saryan
Vice President
Susan M. Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Growth Portfolio

Officers Duncan W. Richardson President and Portfolio Manager Thomas E. Faust Jr. Vice President Michelle A. Green Treasurer Alan R. Dynner Secretary	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

36

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.2
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.2

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1088-8/05  TGSRC1.2

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.      Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer

Date:	August 23, 2005

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	August 23, 2005